UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

BISYS Fund Services,

3435 Stelzer Road,

Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 765-7085

Date of fiscal year end: 8/31/07

Date of reporting period: 11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.4%):
25,000,000	Bear Stearns Cos., Inc., 5.25%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $25,003,646, collateralized by U.S. Treasury Inflation Securities (2.00%-3.00%), (07/15/12-07/15/14), fair value $25,522,490)	$25,000,000
160,000,000	Deutsche Bank, 5.28%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $160,023,467, collateralized by U.S. Treasury Securities (3.38%-6.25%), (02/15/08-08/15/23), fair value $163,200,264)	160,000,000
159,487,270	JP Morgan Chase & Co., 5.27%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $159,510,618, collateralized by U.S. Treasury Note, 4.50%, 02/28/11, fair value $162,680,443)	159,487,270
155,000,000	Merrill Lynch & Co., Inc., 5.25%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $155,022,604, collateralized U.S. Government Securities (3.63%-10.50%), (03/15/07-10/15/36), fair value $132,363,196)*	155,000,000
125,000,000	Morgan Stanley Dean Witter & Co., 5.26%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $125,018,264, collateralized by U.S. Treasury Notes (6.25%-7.63%), (11/15/22-08/15/23), fair value $123,817,626)*	125,000,000
155,000,000	SG Cowen, 5.27%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $155,022,690, collateralized by U.S Treasury Securities (0.00%-13.25%), (12/31/06-08/15/29), fair value $133,265,488)*	155,000,000
160,000,000	UBS Warburg, 5.25%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $160,023,333, collateralized by U.S. Government Securities (4.50%-10.00%), (06/15/13-02/15/36), fair value $137,555,515)*	160,000,000

Total Repurchase Agreements (Amortized Cost $939,487,270)		939,487,270

Total Investments (Amortized Cost $939,487,270) (a) - 100.4%		939,487,270
Liabilities in excess of other assets - (0.4)%		(3,692,980)

NET ASSETS - 100.0%		$935,794,290

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.4%):
25,000,000	Bear Stearns Cos., Inc., 5.25%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $25,003,646, collateralized by U.S. Treasury Inflation Securities (2.00%-3.00%), (07/15/12-07/15/14), fair value $25,522,490)	25,000,000
60,000,000	Deutsche Bank, 5.28%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $60,008,800, collateralized by U.S. Treasury Securities (3.38%-6.25%), (02/15/08-08/15/23), fair value $61,200,099)	60,000,000
60,382,339	JP Morgan Chase & Co., 5.27%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $60,391,179, collateralized by U.S. Treasury Note, 4.50%, 02/28/11, fair value $61,591,284)	60,382,339
60,000,000	Merrill Lynch & Co., Inc., 5.25%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $60,008,750, collateralized U.S. Government Securities (3.63%-10.50%), (03/15/07-10/15/36), fair value $51,237,366)*	60,000,000
60,000,000	Morgan Stanley Dean Witter & Co., 5.26%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $60,008,767, collateralized by U.S. Treasury Notes (6.25%-7.63%), (11/15/22-08/15/23), fair value $59,432,461)*	60,000,000
55,000,000	SG Cowen, 5.27%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $55,008,051, collateralized by U.S Treasury Securities (0.00%-13.25%), (12/31/06-08/15/29), fair value $47,287,754)*	55,000,000
50,000,000	UBS Warburg, 5.25%, 12/01/06 (Purchased on 11/30/06, proceeds at maturity $50,007,292, collateralized by U.S. Government Securities (4.50%-10.00%), (06/15/13-02/15/36), fair value $42,986,098)*	50,000,000
Total Repurchase Agreements		370,382,339

Total Investments (Cost $370,382,339) (a) - 100.4%		370,382,339
Liabilities in excess of other assets - (0.4)%		(1,573,836)

NET ASSETS - 100.0%		$368,808,503

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
Certificates of Deposit (16.3%):
Banking & Financial Services (16.3%):
10,000,000	BNP Paribas, 5.08%, 12/13/06	$9,998,728
5,000,000	BNP Paribas, 5.35%, 4/23/07	4,999,679
10,000,000	Calyon NY, 5.32%, 12/15/06	10,000,000
5,000,000	Calyon NY, 5.30%, 3/27/07	5,000,000
15,000,000	Credit Suisse First Boston, 4.80%, 12/6/06	14,998,513
10,000,000	Deutsche Bank, 4.94%, 2/6/07	9,989,528
10,000,000	Fortis Bank NY, 5.28%, 1/12/07	10,000,000
5,000,000	Fortis Bank NY, 5.31%, 4/27/07	5,000,000
10,000,000	Rabobank Nederland, 5.27%, 1/19/07	10,000,000
5,000,000	Rabobank Nederland, 5.28%, 3/12/07	5,000,000
5,000,000	Societe Generale NY, 5.27%, 12/27/06	5,000,000
10,000,000	Societe Generale NY, 5.28%, 12/27/06	10,000,000

Total Certificates of Deposit (Cost $99,986,448)		99,986,448

Commercial Paper** (35.9%):
Banking (5.7%):
15,000,000	Bank of America Corp., 5.36%, 12/1/06	15,000,000
10,000,000	HBOS Treasury Services plc, 5.40%, 1/26/07	9,918,333
10,000,000	Svenska Handelsbanken, 5.37%, 1/2/07	9,953,511

		34,871,844

Chemicals (1.6%):
10,000,000	BASF AG, 5.36%, 12/7/06 (b)	9,991,283

Diversified Manufacturing Operations (4.9%):
15,000,000	3M Co., 5.35%, 12/1/06	15,000,000
15,000,000	General Electric Capital Corp., 5.35%, 12/4/06	14,993,463

		29,993,463

Financial Services (9.0%):
15,000,000	AIG Funding, 5.33%, 12/15/06	14,969,492
15,000,000	American Express Credit Corp., 5.35%, 1/8/07	14,917,350
15,000,000	BP Capital Markets, 5.36%, 2/5/07 (b)	14,856,450
10,000,000	Citibank NA, 5.36%, 12/15/06	9,979,661

		54,722,953

Food - Miscellaneous/Diversified (2.4%):
10,000,000	Nestle Capital Corp., 5.33%, 1/8/07 (b)	9,945,216

Principal Amount	Security Description	Value
5,000,000	Nestle Capital Corp., 5.35%, 1/9/07 (b)	4,971,617

		14,916,833

Insurance (2.5%):
15,000,000	ING America Insurance, 5.32%, 12/1/06	15,000,000

Petroleum Refining (4.9%):
15,000,000	Chevron Funding Corp., 5.30%, 12/22/06	14,954,413
15,000,000	Total Capital, 5.31%, 12/1/06 (b)	15,000,000

		29,954,413

Security Brokers & Dealers (4.9%):
15,000,000	Merrill Lynch & Co., 5.37%, 1/19/07	14,893,221
15,000,000	The Goldman Sachs Group, Inc., 5.34%, 2/12/07	14,841,529

		29,734,750

Total Commercial Paper (Cost $219,185,539)		219,185,539

Corporate Bonds (1.6%):
Banking (1.6%):

10,000,000	HSBC Bank USA, 5.43%*, 12/14/06	10,000,297

Total Corporate Bonds (Cost $10,000,297)		10,000,297

U.S. Government Agencies (20.3%):
Fannie Mae (1.5%):
1,400,000	3.00%, 1/12/07	1,396,189
6,886,000	3.31%, 1/26/07	6,864,686
1,000,000	4.00%, 2/23/07	1,000,000

		9,260,875

Federal Home Loan Bank (13.6%):
9,000,000	5.25%, 2/2/07	9,000,000
1,000,000	4.00%, 2/26/07	1,000,000
5,000,000	2.85%, 4/27/07	4,951,817
15,000,000	5.19%*, 5/15/07	15,000,000
5,000,000	5.40%, 8/21/07	5,000,000
5,000,000	5.17%, 9/21/07	5,000,000
5,000,000	5.35%, 9/28/07	5,000,000
25,000,000	5.50%, 10/2/07	25,000,000
5,000,000	5.31%, 10/5/07	5,000,000
2,735,000	5.30%, 11/1/07	2,735,000
5,225,000	5.30%, 11/7/07	5,225,000

		82,911,817

Freddie Mac (5.2%):
9,000,000	4.83%, 1/26/07	9,000,000
10,000,000	5.15%, 4/13/07	10,000,000
13,000,000	5.35%, 11/21/07	13,000,000

		32,000,000

Total U.S. Government Agencies (Cost $124,172,692)		124,172,692

Repurchase Agreements (25.9%):
Cash (25.9%):
15,000,000	Bear Stearns Cos., Inc., 5.28%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $15,002,200, collateralized by U.S. Government Agency & Treasury Securities (0.00% - 11.25%), (2/28/07 - 6/18/19), fair value $19,126,012)	15,000,000

Principal Amount	Security Description	Value
20,000,000	Deutsche Bank, 5.30%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $20,002,944, collateralized by U.S. Government Agency Securities (5.38% - 7.25%), (4/29/09 - 5/14/30), fair value $20,400,088)	20,000,000
38,482,015	JP Morgan Chase & Co., 5.29%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $38,487,670, collateralized by U.S. Government Agency Securities (0.00% - 7.63%), (12/3/06 - 6/18/18), fair value $39,252,709)	38,482,015
45,000,000	Morgan Stanley Dean Witter & Co., 5.27%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $45,006,588, collateralized by U.S. Government Agency Securities (2.50% - 4.20%), (12/29/06 - 12/26/13), fair value $45,902,028)	45,000,000
40,000,000	UBS Warbug, 5.26%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $40,005,844, collateralized by U.S. Government Agency Securities (0.00%), (12/19/06 - 7/15/23), fair value $40,800,516)	40,000,000

Total Repurchase Agreements (Cost $158,482,015)		158,482,015

Total Investments (Cost $611,826,991) (a) - 100.0%		611,826,991
Other assets in excess of liabilities - 0.0%		206,642

NET ASSETS - 100.0%		$612,033,633

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2006. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
Certificates of Deposit (12.4%):
Banking (10.9%):
15,000,000	BNP Paribas, 5.35%, 4/23/07	$14,999,037
10,000,000	Calyon NY, 5.32%, 12/15/06	10,000,000
5,000,000	Calyon NY, 5.30%, 3/27/07	5,000,000
10,000,000	Fortis Bank NY, 5.28%, 1/12/07	10,000,000
5,000,000	Fortis Bank NY, 5.31%, 4/27/07	5,000,000
10,000,000	Rabobank Nederland, 5.27%, 1/19/07	10,000,000
5,000,000	Rabobank Nederland, 5.28%, 3/12/07	5,000,000
5,000,000	Societe Generale NY, 5.27%, 12/27/06	5,000,000
10,000,000	Societe Generale NY, 5.28%, 12/27/06	10,000,000

		74,999,037

Security Brokers & Dealers (1.5%):
10,000,000	Credit Suisse First Boston, 4.80%, 12/6/06	9,999,009

Total Certificates of Deposit (Cost $84,998,046)		84,998,046

Commercial Paper** (35.8%):
Banking (8.7%):
15,000,000	Bank of America Corp., 5.36%, 12/6/06	14,989,042
15,000,000	Deutsche Bank Financial, 5.36%, 12/1/06	15,000,000
15,000,000	HBOS Treasury Services plc, 5.40%, 1/26/07	14,877,500
15,000,000	Svenska Handelsbanken, 5.37%, 1/16/07	14,899,567

		59,766,109

Chemicals (2.2%):
5,000,000	BASF AG, 5.37%, 12/27/06 (b)	4,981,042
10,000,000	BASF AG, 5.35%, 12/29/06 (b)	9,959,166

		14,940,208

Diversified Manufacturing Operations (4.4%):
15,000,000	3M Co., 5.35%, 12/1/06	15,000,000
15,000,000	General Electric Capital Corp., 5.41%, 2/21/07	14,820,967

		29,820,967

Financial Services (7.3%):
15,000,000	AIG Funding, 5.34%, 12/15/06	14,969,492
10,000,000	American Express Credit Corp., 5.35%, 1/8/07	9,944,900
10,000,000	Citibank Funding, 5.36%, 12/15/06	9,979,661

Principal Amount	Security Description	Value
15,000,000	Total Capital Corp., 5.31%, 12/1/06 (b)	15,000,000

		49,894,053

Food - Miscellaneous/Diversified (2.2%):
10,000,000	Nestle Capital Corp., 5.33%, 1/8/07 (b)	9,945,216
5,000,000	Nestle Capital Corp., 5.35%, 1/9/07 (b)	4,971,617

		14,916,833

Insurance (1.5%):
10,000,000	ING America Insurance, 5.38%, 1/11/07	9,940,322

Petroleum Refining (4.4%):

15,000,000	BP Capital Markets, 5.36%, 2/5/07 (b)	14,856,450
15,000,000	Chevron Funding Corp., 5.31%, 12/21/06	14,956,500

		29,812,950

Retail (2.2%):
15,000,000	Wal-Mart Stores, Inc., 5.32%, 12/13/06 (b)	14,973,850

Security Brokers & Dealers (2.9%):
10,000,000	Merrill Lynch & Co., 5.37%, 1/19/07	9,928,814
10,000,000	The Goldman Sachs Group, Inc., 5.34%, 2/12/07	9,894,353

		19,823,167

Total Commercial Paper (Cost $243,888,459)		243,888,459

Corporate Bonds (0.7%):
Banking (0.7%):
5,000,000	HSBC Bank USA, 5.43%*, 12/14/06	5,000,149

Total Corporate Bonds (Cost $5,000,149)		5,000,149

U.S. Government Agencies (18.5%):
Fannie Mae (2.3%):
5,300,000	3.00%, 1/12/07	5,285,754
10,507,000	2.71%, 1/30/07	10,461,830

		15,747,584

Federal Home Loan Bank (12.9%):
2,000,000	2.36%, 1/22/07	2,000,000
9,000,000	5.25%, 2/2/07	9,000,000
19,600,000	5.23%*, 2/15/07	19,603,583
10,000,000	5.19%*, 5/15/07	10,000,000
5,000,000	5.17%, 9/21/07	5,000,000
9,650,000	5.30%, 9/28/07	9,650,000
25,000,000	5.50%, 10/2/07	25,000,000
3,130,000	5.30%, 10/26/07	3,130,000
5,000,000	5.30%, 11/7/07	5,000,000

		88,383,583

Freddie Mac (3.3%):
5,649,000	4.83%, 1/26/07	5,649,000
5,000,000	5.15%, 4/13/07	5,000,000
12,000,000	5.35%, 11/21/07	12,000,000

		22,649,000

Total U.S. Government Agencies (Cost $126,780,167)		126,780,167

Principal Amount	Security Description	Value
Repurchase Agreements (32.8%):
Cash (32.8%):
25,000,000	Bear Stearns Cos., Inc., 5.28%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $25,003,667, collateralized by U.S. Government Agency & Treasury Securities (0.00% - 11.25%), (2/28/07 - 6/18/19), fair value $31,876,686)	25,000,000
65,000,000	Deutsche Bank, 5.30%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $65,009,569, collateralized by U.S. Government Agency Securities (5.38% - 7.25%), (4/29/09 - 5/14/30), fair value $66,300,287)	65,000,000
48,894,560	JP Morgan Chase & Co., 5.29%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $48,901,745, collateralized by U.S. Government Agency Securities (0.00% - 7.63%), (12/3/06 - 6/18/18), fair value $49,873,791)	48,894,560
40,000,000	Morgan Stanley Dean Witter & Co., 5.27%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $40,005,856, collateralized by U.S. Government Agency Securities (2.50% - 4.20%), (12/29/06 - 12/26/13), fair value $40,801,803)	40,000,000
45,000,000	UBS Warburg, 5.26%, 12/1/06 (Purchased on 11/30/06, proceeds at maturity $45,006,575, collateralized by U.S. Government Agency Securities (0.00%), (12/19/06 - 7/15/23), fair value $45,900,580)	45,000,000

Total Repurchase Agreements (Cost $223,894,560)		223,894,560

Total Investments (Cost $684,561,381) (a) - 100.2%		684,561,381
Liabilities in excess of other assets - (0.2)%		(1,043,158)

NET ASSETS - 100.0%		$683,518,223

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2006. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares	Security Description	Value
Municipal Bonds (99.8%):
Colorado (9.3%):

8,500,000	Broomfield Colorado Urban Renewal, 3.50%*, 12/1/30, Enhanced by: LOC	8,500,000
7,000,000	Colorado Educational & Cultural Facilities Student Housing, AMT, 3.48%*, 7/1/37, Enhanced by: LOC	7,000,000
5,350,000	Denver Colorado City & County Airport Revenue, AMT, 3.53%*, 11/15/25, Enhanced by: LOC	5,350,000
7,000,000	University of Colorado Hospital Authority Revenue, 3.47%*, 11/15/35, Enhanced by: LOC	7,000,000

		27,850,000

Dist of Columbia (1.9%):
5,765,000	District of Columbia Revenue, 3.49%*, 10/1/30, Enhanced by: LOC	5,765,000

Florida (5.6%):
4,800,000	Alachua County Florida Health Facilities Revenue, 3.65%*, 12/1/12, Enhanced by: LOC	4,800,000
7,000,000	Palm Beach Florida Schools District, 3.57%, 3/8/07, Enhanced by: LOC	7,000,000
5,140,000	Pinellas County Florida Health Facilities Authority Revenue, 3.65%*, 7/1/36, Enhanced by: LOC	5,140,000

		16,940,000

Georgia (7.7%):
5,240,000	Athens-Clarke County University Development Revenue, 3.49%*, 4/1/31, Enhanced by: LOC	5,240,000
1,445,000	Fulton County Georgia Hospital Authority Revenue, 3.60%*, 10/1/33, Enhanced by: LOC	1,445,000
9,800,000	MARTA Georgia, 3.50%, 12/7/06, Enhanced by: LOC	9,800,000
6,800,000	Richmond County Hospital Authority Revenue, 3.49%*, 1/1/25, Enhanced by: LOC	6,800,000

		23,285,000

Illinois (8.0%):
7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 3.55%*, 3/1/33, Enhanced by: LOC	7,500,000
10,000,000	Illinois Financial Authority Revenue, 3.63%*, 11/1/41, Enhanced by: LOC	10,000,000

Shares	Security Description	Value
6,800,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.55%*, 11/15/33, Enhanced by: LOC	6,800,000

		24,300,000

Indiana (5.9%):
11,000,000	Indiana State Financial Authority, 3.53%*, 6/1/35, Enhanced by: LOC	11,000,000
6,800,000	Mount Vernon Indiana Pollution Control & Solid Waste Disposal Revenue, 3.66%*, 12/1/14	6,800,000

		17,800,000

Kentucky (4.2%):
5,000,000	Jefferson County Kentucky Student High School Industrial Building Revenue, 3.49%*, 9/1/29, Enhanced by: LOC	5,000,000
7,715,000	Jeffersontown Lease Program Revenue, 3.66%*, 3/1/30, Enhanced by: LOC	7,715,000

		12,715,000

Massachusetts (1.2%):
3,500,000	Massachusetts Water Resources Authority, 3.60%, 3/1/07, Enhanced by: LOC	3,500,000

Michigan (8.0%):
5,800,000	Detroit Sewer Disposal Revenue, 3.50%*, 7/1/27, Insured by: FSA	5,800,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.70%*, 12/1/30, Insured by: AMBAC	6,000,000
10,000,000	Michigan State Housing Development Authority Rental Housing Revenue, AMT, 3.68%*, 10/1/39, Insured by: FGIC	10,000,000
2,548,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.54%*, 1/1/14, Enhanced by: LOC	2,548,000

		24,348,000

Missouri (3.3%):
7,000,000	Missouri State Health & Educational Facilities Authority Educational Facilities Revenue, 3.49%*, 2/1/31, Enhanced by: LOC	7,000,000
3,000,000	Missouri State Highways & Transportation Revenue, 3.47%*, 5/1/15, Enhanced by: LOC	3,000,000

		10,000,000

Montana (2.0%):
6,000,000	Forsyth Montana Pacificorp, 3.75%*, 1/1/18, Enhanced by: LOC	6,000,000

New Mexico (4.0%):
12,000,000	Farmington New Mexico Pollution Control Revenue, Series A, 3.65%*, 5/1/24, Enhanced by: LOC	12,000,000

Pennsylvania (7.9%):
13,000,000	Beaver County Pennsylvania	13,000,000

Shares	Security Description	Value
	Industrial Authority Pollution Control Revenue, 3.65%*, 4/1/41, Enhanced by: LOC
11,000,000	Delaware County Pennsylvania Industrial Authority, 3.58%, 12/7/06, Enhanced by: LOC	11,000,000

		24,000,000

Tennessee (0.7%):
2,000,000	Montgomery County Public Building Authority, 3.65%*, 2/1/36, Enhanced by: LOC	2,000,000

Texas (8.3%):
6,250,000	Brownsville, Texas Utility, 3.57%, 12/14/06, Enhanced by: LOC	6,250,000
5,000,000	Brownsville, Texas Utility, 3.58%, 12/21/06, Enhanced by: LOC	5,000,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, AMT, 3.54%*, 11/1/15, Enhanced by: LOC	8,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 3.50%*, 12/1/09, Enhanced by: LOC	6,000,000

		25,250,000

Vermont (2.6%):
8,000,000	Vermont State, Student Assistance Corporation, Student Loan Revenue, 3.61%*, 1/1/08, Enhanced by: LOC	8,000,000

Virginia (2.0%):
5,995,000	Peninsula Ports Authority, 3.60%, 3/28/07, Enhanced by: LOC	5,995,000

Washington (7.5%):
10,000,000	Energy Northwest Washington Electric Revenue, 3.42%*, 7/1/17, Enhanced by: LOC	10,000,000
6,000,000	Port Seattle Washington, 3.55%, 12/6/06, Enhanced by: LOC	6,000,000
6,800,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 3.50%*, 1/1/32, Enhanced by: LOC	6,800,000

		22,800,000

West Virginia (5.9%):
8,000,000	Public Energy Authority Revenue, AMT, 3.55%, 12/7/06, Enhanced by: LOC	8,000,000
10,000,000	West Virginia State Hospital Finance Authority Revenue, 3.49%*, 10/1/36, Enhanced by: LOC	10,000,000

		18,000,000

Wisconsin (3.8%):
10,000,000	State Health & Educational Facilities Authority Revenue, 3.47%*, 8/15/16, Enhanced by: LOC	10,000,000
1,450,000	Wisconsin State Health & Educational Facilities Authority Revenue, 3.50%*, 11/1/30, Enhanced	1,450,000

Shares	Security Description	Value
	by: LOC
		11,450,000

Total Municipal Bonds		301,998,000

Investment Companies (0.1%):
United States (0.1%):
267,707	Goldman Sachs Tax-Free Money Market Fund	$267,707
148,598	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	148,598

		416,305

Total Investment Companies		416,305

Total Investments (Cost $302,414,305) (a) - 94.5%		$302,414,305
Assets in excess of other liabilities - 5.5%		165,924

NET ASSETS - 100%		$302,580,229

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2006. The date presented reflects the maturity date

AMBAC- American Municipal Bond Assurance Corp.

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

LOC - Line of Credit

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (91.7%):
Alabama (4.3%):
475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$470,487
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*, Insured by: AMBAC	462,893

		933,380

Arizona (0.1%):
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,300

Arkansas (0.1%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	29,988
California (1.0%):
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,698
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,400
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,757
105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	108,383
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,408
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	25,803
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,442
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,465

		207,356

Shares or Principal Amount	Security Description	Value
Florida (0.8%):
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	25,685
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	123,716
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,905

		169,306

Georgia (0.2%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,395
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/07 @ 101*, Insured by: MBIA	20,023

		46,418

Illinois (8.1%):
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	412,444
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	267,888
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	303,385
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	225,311
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,252
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	532,175

Indiana (7.4%):		1,756,455

305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	310,258
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	397,082
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,377
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	854,845

Shares or Principal Amount	Security Description	Value
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	20,617

		1,593,179

Iowa (0.4%):
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	50,849
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,443

		76,292

Kansas (1.2%):
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	262,688

Kentucky (0.1%):
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,321
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,607

		15,928

Louisiana (2.5%):
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,011
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/07 @ 100*, Insured by: AMBAC	505,575
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 10/19/06 @ 100*, Insured by: FGIC	25,020

		540,606

Maine (1.8%):
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	388,364

Massachusetts (0.0%):
5,000	Massachusetts State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/1/06 @ 100*, Insured by: MBIA	5,001

Michigan (9.2%):
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Prerefunded 5/1/12 @ 100*, Insured by: Q-SBLF	117,742
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF	521,257

Shares or Principal Amount	Security Description	Value
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	620,154
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	407,320
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,558
300,000	Taylor Michigan Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*. Insured by: FSA	303,945

		1,995,976

Minnesota (0.0%):
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 11/16/06 @ 101*, Insured by: AMBAC	10,007

Mississippi (0.3%):
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	63,652

Missouri (0.4%):
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,163
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,659
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 10/19/06 @ 102*, Insured by: Allied Irish Bank	10,081
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 10/19/06 @ 100*	5,023
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/07 @ 102*, Insured by: AMBAC	5,106
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,329
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,144

		86,505

Nebraska (0.0%):
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13@100*	9,856

New Mexico (1.1%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	235,526

New York (0.2%):
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	28,059

Shares or Principal Amount	Security Description	Value
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,174

		33,233

Ohio (0.0%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,334

Oklahoma (10.1%):
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*, Insured by: AMBAC	210,242
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	300,738
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	516,999
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	51,013
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	51,485
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	307,447
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	245,890
5,000	Tulsa Oklahoma Industrial Authority Revenue, Continuously Callable @ 100, 6.50%, 4/1/07, ETM	5,048
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	150,881
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	338,390

		2,178,133

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,078

Pennsylvania (5.7%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	52,050
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 02/07/07 @ 100*, ETM	10,062
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,096

Shares or Principal Amount	Security Description	Value
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 10/1/06 @ 100*, Insured by: FSA	20,005
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	255,768
25,000	Muhlenberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,025
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	816,045
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,192

		1,229,243

Puerto Rico (0.0%):
5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	5,000

Rhode Island (0.3%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07 @ 101*, Insured by: FSA	60,731

Tennessee (0.2%):
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5*	51,094

Texas (28.2%):
275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF-GTD	268,227
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	25,241
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	50,754
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,499
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	285,079
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	78,530
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	96,319
55,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	55,894
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	516,106

Shares or Principal Amount	Security Description	Value
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	98,085
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	97,299
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	101,687
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	511,334
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	170,927
10,000	Del Valle Texas Independent School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	10,024
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	140,651
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	25,487
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	410,543
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	101,875
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	222,430
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	40,992
25,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	25,255
5,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	5,049
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	40,697
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,846
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,438

Shares or Principal Amount	Security Description	Value
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	574,562
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	354,057
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	261,362
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 02/07/07 @ 101.5*, Insured by: AMBAC	50,660
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	51,519
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101*	274,347
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*, Insured by: AMBAC	102,646
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	212,084
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*, Insured by: PSF-GTD	408,212
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	352,048

		6,070,765

Utah (2.5%):
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	255,768
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG	292,416

		548,184

Washington (3.2%):
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	317,385
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	364,777

		682,162

West Virginia (1.0%):
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 04/01/07 @ 100*, ETM	10,129
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	198,970

		209,099

Wisconsin (1.3%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,335

Shares or Principal Amount	Security Description	Value
		265,305

250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*
		285,640

Total Municipal Bonds (Cost $19,399,430)		19,810,479

Investments in Affiliates (7.6%):
1,635,095	American Performance Institutional
	Tax Free Money Market Fund	1,635,095

Total Investments in Affiliates (Cost $1,635,095)		1,635,095

Total Investments (Cost $21,034,525) (a) - 99.3%		21,445,574
Other assets in excess of liabilities - 0.7%		150,128

NET ASSETS - 100.0%		$21,595,702

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$464,904
Unrealized depreciation	(53,855)

Net unrealized appreciation	$411,049

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
AMBAC	- American Municipal Bond Assurance Corporation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Corporation
FSA	- Financial Security Assurance
GO	- General Obligation Bond
HUD	- U.S. Department of Housing and Urban Development
MBIA	- Municipal Bond Insurance Association

PSF-GTD - Public School Fund Guaranteed

Q-SBLF - Qualified School Bond Loan Fund

SGB	- Savings Bond Guaranteed

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (2.4%):
28,367	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19 (b) (c)	$28,367
1,101,176	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b) (c)	1,046,117
852,944	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b) (c)	852,944
776,834	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b) (c)	800,205
56,878	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (b) (c)	56,896
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b) (c)	1,188,887
837,912	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b) (c)	857,964
113,546	Capital One Auto Finance Trust, Series 2004-B, Class A3, 2.96%, 4/15/09	113,304
28,579	Honda Auto Receivables Owners Trust, Series 2005-4, Class A2, 4.32%, 1/21/08	28,534
30,389	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	30,029
1,077,394	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b) (c)	1,082,612

Total Asset Backed Securities (Cost $5,730,767)		6,085,859

Mortgage Backed Securities (42.3%):
217,501	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	216,452
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	546,011
30,294	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 1/25/33	30,112
969,651	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	968,542
668,714	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	664,392

Shares or Principal Amount	Security Description	Value
1,253,064	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,248,637
939,108	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	933,392
17,800	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.11%, 11/15/31	18,022
100,235	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	100,987
688,600	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	677,840
866,243	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	882,495
251,305	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	246,928
617,012	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	623,568
48,098	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	48,058
383,809	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	382,002
360,124	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 3.52%**, 6/25/34	356,855
71,387	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34	69,958
925,122	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	923,522
162,107	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.55%**, 9/25/34	161,749
42,437	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.42%**, 7/25/35	41,801
1,920,210	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.84%**, 11/25/18	1,899,052
100,631	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	99,598
2,045,789	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	2,036,099
85,219	Centex Home Equity, Series 2005-D, Class AF1, 5.04%, 10/25/35	84,831
79,290	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	79,693
463,273	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	459,628

Shares or Principal Amount	Security Description	Value
167,714	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	168,533
91,468	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	89,836
71,256	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	71,506
86,020	Chaseflex Trust, Series 2006-2, Class A1A, 5.77%**, 9/25/36	85,951
256,625	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	252,161
191,107	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	190,463
49,578	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	49,360
69,761	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	69,403
342,314	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	337,717
574,685	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	566,367
1,917,748	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	1,935,049
45,291	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 10/25/33	46,082
314,928	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 10/25/33	318,864
201,891	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	213,278
20,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	20,619
65,794	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	64,808
171,408	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1, 5.25%, 9/25/19	167,549
163,939	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	165,159
161,705	Countrywide Alternative Loan Trust, Series 2002-12, Class A7, 5.40%, 11/25/32	161,124
25,111	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	25,118

Shares or Principal Amount	Security Description	Value
700,106	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	693,361
342,833	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	344,491
141,999	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	142,223
79,921	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	79,195
1,490,889	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,477,617
2,125,351	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	2,109,700
460,614	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	456,966
1,080,313	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	1,074,000
232,640	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	229,258
34,068	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	33,781
30,560	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	30,450
268,677	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	267,919
205,552	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	204,278
1,024,654	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	1,010,466
204,931	Countrywide Home Loans, Series 2003-14,Class A2, 5.50%, 6/25/33	202,687
371,070	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	367,696
18,917	Countrywide Home Loans, Series 2003-42, Class 1A1, 5.66%**, 9/25/33	19,144
434,822	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	432,559
890,234	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	887,126
438,840	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.75%**, 8/25/34	434,677
66,776	Countrywide Home Loans, Series 2004-J8, Class 3A1, 5.50%, 12/25/34	66,536
547,528	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	544,664
221,721	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	222,029
51,949	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	51,908

Shares or Principal Amount	Security Description	Value
1,170,662	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,150,715
270,330	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	268,740
304,600	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	305,737
224,635	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	227,484
257,956	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	259,725
541,816	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.88%**, 2/25/33	546,577
64,391	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	64,422
258,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	258,926
166,382	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	164,887
500,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A26, 5.25%, 6/25/33	497,814
259,969	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	256,730
7,124,532	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	7,112,976
549,917	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	563,067
454,273	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	454,262
520,822	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.69%**, 11/25/34	519,668
495,911	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	490,332
26,422	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	26,198
326,130	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C2, Class A3, 6.55%, 1/17/35	328,912
825,150	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 5.92%, 11/25/32	820,611
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	109,473

Shares or Principal Amount	Security Description	Value
1,024	Fannie Mae, Series 1992-20, Class PZ, 7.50%, 2/25/07	1,021
17,296	Fannie Mae, Series 1992-139, Class A, 6.00%, 8/25/07	17,226
4,196	Fannie Mae, 7.50%, 11/1/07, Pool # 50660	4,390
5,735	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	5,720
68,640	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	68,723
287,395	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	286,884
8,060	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	8,141
4,061	Fannie Mae, Series 2003-86, Class OJ, 5.00%, 3/25/17	4,046
175,449	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	170,580
42,854	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	40,520
49,598	Fannie Mae, 6.23%**, 6/1/19, Pool # 91574	50,036
95,715	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	96,142
2,034	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	2,126
197,751	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	201,489
5,762	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	5,814
20,112	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	20,356
7,620	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	8,009
147,464	Fannie Mae, 6.24%, 12/1/22, Pool #303247	148,336
26,740	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	26,814
12,969	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	13,128
175,028	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	176,242
25,750	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	26,578
14,005	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	14,242
21,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	22,182
104,659	Fannie Mae, Series 2003-33, Class PC, 4.50%, 3/25/27	104,199
14,782	Fannie Mae, Series 2002-82, Class QL, 5.00%, 5/25/27	14,715
11,834	Fannie Mae, Series 1999-1, Class PG, 6.50%, 4/25/28	11,789
7,059	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	7,040

Shares or Principal Amount	Security Description	Value
247,154	Fannie Mae, 6.59%**, 2/1/30, Pool # 556998	249,855
36,095	Fannie Mae, Series 2001-72, Class NH, 6.00%, 4/25/30	36,046
136,068	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	136,210
302,089	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	302,662
4,459	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	4,443
50,099	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	49,912
126,097	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	126,046
1,940	Fannie Mae, Series 2001-W1, Class AF5, 7.52%**, 8/25/31	1,933
18,534	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	18,394
16,766	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	16,310
843,301	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	847,341
119,419	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	118,956
136,674	FFCA Secured Lending Corp., Series 1998-1, Class A1B, 6.73%, 10/18/25	136,460
100,230	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	98,578
316,802	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	319,798
208,044	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	207,450
492,771	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	482,819
129,754	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	129,325
636,989	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	633,799
103,142	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%**, 10/25/35	103,260
139,748	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.18%, 12/15/31	140,364
123	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	123
46,592	Freddie Mac, 5.50%, 1/1/07, Pool# M90687	46,623
2,023	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	2,022
132,541	Freddie Mac, 5.00%, 9/1/07, Pool# M90754	131,924

Shares or Principal Amount	Security Description	Value
5,206	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	5,195
27,242	Freddie Mac, Series 1475, Class K, 7.00%, 2/15/08	27,184
9,484	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	9,462
18,304	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	19,219
71,276	Freddie Mac, Series 2773, Class EK, 3.50%, 5/15/10	70,865
61,323	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	62,664
473,752	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	470,745
34,477	Freddie Mac, Series 2517, Class VL, 5.00%, 5/15/13	34,380
5,271	Freddie Mac, 5.50%, 1/1/14, Pool # E77412	5,296
120,241	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	114,895
55,573	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	55,317
4,869	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	4,853
73,291	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	70,559
18,589	Freddie Mac, 5.88%, 3/1/17, Pool #350044	18,622
16,020	Freddie Mac, Series 2660, Class MH, 3.50%, 5/15/18	15,975
1,234,340	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,182,826
35,676	Freddie Mac, Series 2388, Class VD, 6.00%, 8/15/19	35,707
11,607	Freddie Mac, Series 2764, Class PH, 4.00%, 9/15/19	11,541
131,569	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	131,313
72,639	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	72,109
13,185	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	13,132
301,157	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	316,273
24,588	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	24,713
7,316	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	7,286
49,908	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	49,612
23,485	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	23,432
21,141	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	21,096
473,282	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	470,050

Shares or Principal Amount	Security Description	Value
193,898	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	192,509
74,946	Freddie Mac, Series 1228, Class M, 4.55%**, 3/15/22	74,927
6,432	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	6,420
29,082	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	30,613
16,285	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	16,274
12,560	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	12,615
36,082	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	36,059
35,838	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	36,264
18,196	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	18,626
35,139	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	35,688
36,168	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	35,782
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,148
231,816	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	232,289
29,940	Freddie Mac, Series 2061, Class PT, 6.25%, 12/15/27	29,975
324,716	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	330,228
113,956	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	113,431
951,392	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	935,225
170,096	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	170,617
10,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	10,227
283,303	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	286,622
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,075
119,048	Freddie Mac, 5.89%**, 4/1/36, Pool #1N0148	120,931
86,158	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	85,792
53,487	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A8, 4.25%, 3/25/18	53,252
593,837	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	591,268
363,474	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	362,391
3,872	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	3,895

Shares or Principal Amount	Security Description	Value
1,378	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	1,386
90	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	91
1,778	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	1,788
2,516	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	2,531
2,182	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	2,195
968	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	974
1,445	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	1,454
2,864	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	2,904
617	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	626
13,263	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool #380616	13,688
37,353	Government National Mortgage Assoc., Series 2002-67, Class VA, 6.00%, 3/20/13	37,302
19,651	Government National Mortgage Assoc., 5.63%**, 2/20/16, Pool #8103	19,798
40,675	Government National Mortgage Assoc., 5.13%**, 12/20/18, Pool #8437	40,827
25,395	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	25,770
14,231	Government National Mortgage Assoc., 5.13%**, 12/20/21, Pool #8889	14,303
38,450	Government National Mortgage Assoc., 5.38%**, 1/20/23, Pool #8123	38,669
1,476	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,522
1,352	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,412
886	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	913
32,057	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8580	32,313
44,320	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8585	44,644
660	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	681
18,791	Government National Mortgage Assoc., 5.38%**, 3/20/26, Pool #8832	18,907
818	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	869
705	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	727

Shares or Principal Amount	Security Description	Value
20,675	Government National Mortgage Assoc., 5.13%**, 12/20/27, Pool #80141	20,766
27,990	Government National Mortgage Assoc., Series 2003-12, Class ON, 4.00%, 2/16/28	27,776
20,367	Government National Mortgage Assoc., 5.25%**, 3/20/29, Pool #80263	20,404
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	10,013
56,089	Government National Mortgage Assoc., 5.00%**, 11/20/29, Pool #876947	56,208
33,074	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	33,185
87,226	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	88,123
15,972	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	16,187
104,723	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	104,354
375,632	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	382,025
227,496	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	221,894
1,779,067	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,756,704
754,960	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.59%**, 4/25/35	748,590
307,014	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	307,928
347,778	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.51%**, 8/25/34	349,370
209,805	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.21%**, 9/25/36	212,736
650,950	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.91%**, 4/25/35	643,916
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.45%**, 9/25/35	86,644
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 5.16%**, 10/25/35, Callable	49,636
118,622	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.98%, 8/25/36	118,666
207,592	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	208,263
101,367	Mach One Trust, Commercial Mortgage-Backed, Series 2004-1A, Class A1, 3.89%, 5/28/40	99,846

Shares or Principal Amount	Security Description	Value
178,125	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	178,947
34,646	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	34,807
1,316,367	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	1,329,531
26,276	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	26,285
66,158	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	66,357
522,987	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	527,701
506,216	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	505,535
501,185	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	496,892
1,286,951	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,261,955
283,204	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	280,285
495,565	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	487,082
2,104,707	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	2,098,975
51,080	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 6.48%**, 11/15/26	51,702
23,951	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.59%**, 2/25/34	23,977
71,980	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.79%**, 7/25/34	73,011
57,557	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1, 6.96%, 10/15/33	57,844
266,276	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.07%**, 8/25/34	266,650
395,945	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.44%, 9/25/34	401,884
2,037,740	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.23%**, 11/25/34	2,054,296

Shares or Principal Amount	Security Description	Value
138,309	New Century Home Equity Loan Trust, Series 1999-NCB, Class A6, 7.89%, 5/25/29	137,788
1,132,984	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	1,108,322
414,527	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/32	421,399
85,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	85,365
241,709	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	240,944
214,024	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	213,494
48,946	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	48,753
464,640	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	452,202
1,209,778	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	1,205,076
601,552	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.38%**, 9/25/34	601,526
2,426,001	Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.00%, 12/25/35	2,422,926
512,341	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	518,838
32,537	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, 6.79%, 10/25/31	32,404
1,349,660	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	1,344,670
232,166	Residential Asset Securities Corp., Series 2001-KS2, Class AI6, 6.49%**, 10/25/30	232,266
56,761	Residential Asset Securities Corp., Series 2003-KS1, Class M2, 7.07%**, 1/25/33	56,837
174,973	Residential Funding Mortgage Securities I, Series 2004-HI3, Class A3, 3.81%, 8/25/17	174,167
173,544	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	170,330
699,893	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	681,785
152,385	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	154,805
1,299,310	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,294,900

Shares or Principal Amount	Security Description	Value
451,341	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	445,984
898,274	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	891,328
468,030	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	464,962
100,000	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	100,136
63,937	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.29%**, 2/25/34	65,452
402,098	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	401,372
12,885	Structured Asset Securities Corp., Series 2002-8A, Class 6A, 6.71%**, 5/25/32	12,873
244,677	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	243,744
585,068	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	590,246
2,063,414	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	2,053,139
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	6,977
88,379	Summit Mortgage Trust, Series 2001-1, Class B1, 6.57%**, 12/28/12	88,379
68,066	Wachovia Asset Securitization, Inc., Series 2002-1, Class 2A1, 6.25%, 10/25/33	67,546
818,837	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	805,138
22,263	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	22,069
161,233	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	156,335
123,019	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	119,297
529,582	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	512,616
17,645	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	17,587
2,000,000	Washington Mutual, Series 2003-AR5, Class A6, 3.70%**, 6/25/33	1,956,357
418,304	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	409,007
2,027,859	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	1,995,324

Shares or Principal Amount	Security Description	Value
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.06%**, 10/25/33	913,427
85,487	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34	84,391
1,518,045	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,522,966
88,100	Washington Mutual, Series 2006-AR8, Class 1A1, 5.93%**, 8/25/46	88,287
409,190	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	407,664
519,470	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	517,504
636,066	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	623,334
277,070	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	272,567
806,743	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	803,993
4,322	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS10, Class 1A10, 5.50%, 1/25/33	4,307
177,505	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	173,315
646,301	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	638,708
12,959	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	12,912
96,147	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	95,820
278,408	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	274,893
4,461,622	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	4,406,500
98,194	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%**, 8/25/34	97,281
6,813	Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A4, 4.60%, 11/25/34	6,813
474,910	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.98%, 10/25/35	477,429

Total Mortgage Backed Securities (Cost $108,908,293)		108,222,783

Shares or Principal Amount	Security Description	Value
Corporate Bonds (10.9%):
Aerospace & Defense (0.5%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,251,443

Banking (1.9%):
3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 12/31/06 @ 103.78*	3,317,576
500,000	JP Morgan Chase & Co., 6.50%, 1/15/09	511,931
1,000,000	Keycorp, 2.75%, 2/27/07	992,779

		4,822,286

Brokerage Services (0.3%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	692,317

Electric Integrated (0.0%):
55,000	Cleveland Electric, 7.13%, 7/1/07	55,563

Financial - Leasing Company (1.2%):
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	2,993,265

Financial Services (7.0%):
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,006,242
1,500,000	Preferred Term Securities IV, 4.91%**, 6/24/34, Callable 6/24/09 @ 100* (c)	1,473,750
500,000	Preferred Term Securities IX, 7.17%**, 4/3/33, Callable 4/3/08 @ 100* (c)	500,000
5,000,000	Preferred Term Securities V, 7.56%**, 4/3/32, Callable 4/3/07 @ 100* (c)	5,034,999
2,800,000	Preferred Term Securities VI, 7.26%**, 7/3/32, Callable 7/3/07 @ 100* (c)	2,822,400
2,615,000	Preferred Term Securities XIII, 4.63%**, 3/24/34, Callable 3/24/09 @ 100* (c)	2,552,240
1,800,000	Preferred Term Securities XVI, 4.44%**, 3/23/35, Callable 12/23/09 @ 100* (c)	1,728,000
1,000,000	Preferred Term Securities XXIII, 6.15%**, 12/22/36, (b)(c)	995,000
2,000,000	Tropic CDO Corp., Series 2006-5A, Class A3L, 6.66%, 7/15/36 (c)	2,000,000

		18,112,631

Total Corporate Bonds (Cost $28,067,139)		27,927,505

U.S. Government Agencies (33.6%):
Fannie Mae (9.1%):
395,000	2.77%, 12/29/06	394,167
145,000	3.00%, 2/20/07, Continuously Callable @ 100	144,299
100,000	3.38%, 5/15/07, Callable 2/29/07 @ 100*	99,189
50,000	3.25%, 8/13/07, Continuously Callable @ 100	49,353
460,000	2.79%, 10/12/07, Callable 12/17/06 @ 100*	451,166

Shares or Principal Amount	Security Description	Value
240,000	3.50%**, 12/17/07, Continuously Callable @ 100	236,907
117,000	3.00%, 1/8/08, Continuously Callable @ 100	114,387
75,000	3.25%**, 1/28/08, Continuously Callable @ 100	74,093
100,000	4.13%**, 1/28/08, Callable 4/25/08 @ 100*	99,785
376,000	3.00%**, 3/25/08, Continuously Callable @ 100	370,435
2,000,000	5.00%**, 4/25/08	2,001,636
115,000	4.00%**, 5/13/08, Continuously Callable @ 100	114,259
25,000	4.50%**, 7/1/08, Continuously Callable @ 100	24,869
1,000,000	5.00%**, 7/7/08, Continuously Callable @ 100	1,002,752
105,000	4.00%**, 8/25/08, Continuously Callable @ 100	104,058
1,250,000	4.02%, 8/26/08, Callable 2/26/07 @ 100*	1,232,118
93,000	3.38%, 8/27/08, Continuously Callable @ 100	90,745
87,000	3.75%**, 9/23/08, Continuously Callable @ 100	85,717
133,000	4.00%**, 12/15/08, Callable 12/15/06 @ 100*	131,762
75,000	4.05%**, 12/15/08, Callable 12/15/06 @ 100*	74,964
100,000	4.00%**, 1/14/09, Continuously Callable @ 100	99,012
2,500,000	4.13%, 1/27/09, Continuously Callable @ 100	2,464,977
500,000	4.00%, 1/30/09, Continuously Callable @ 100	490,864
215,000	4.50%**, 6/3/09, Continuously Callable @ 100	213,556
1,010,000	3.50%**, 9/16/09, Callable 12/16/06 @ 100*	1,004,797
865,000	5.13%**, 9/29/09, Callable 12/29/06 @ 100*	870,398
1,500,000	4.50%, 9/30/09, Continuously Callable @ 100	1,480,845
85,000	4.00%**, 10/21/09, Continuously Callable @ 100	83,881
200,000	4.00%**, 12/9/09, Continuously Callable @ 100	198,062
84,000	4.00%**, 2/26/10, Continuously Callable @ 100	82,745
95,000	4.00%**, 3/10/10, Continuously Callable @ 100	93,913
125,000	4.00%**, 3/26/10, Callable 3/26/07 @100*	121,873
75,000	4.50%**, 4/7/10, Continuously Callable @ 100	74,695
200,000	4.50%**, 4/29/10, Continuously Callable @ 100	197,862

Shares or Principal Amount	Security Description	Value
15,000	4.00%**, 6/9/10, Continuously Callable @ 100	14,852
1,000,000	4.50%**, 7/6/10, Callable 1/6/07 @ 100*	992,702
150,000	4.00%**, 7/21/10, Continuously Callable @ 100	148,331
100,000	5.00%**, 7/22/10, Continuously Callable @ 100	99,474
1,200,000	4.00%**, 7/28/10, Callable 1/28/07 @ 100*	1,187,238
40,000	5.00%**, 8/5/10, Continuously Callable @ 100	39,786
290,000	5.00%**, 8/12/10, Continuously Callable @ 100	288,442
25,000	5.00%**, 11/29/10, Continuously Callable @ 100	24,851
50,000	4.00%**, 3/30/11, Continuously Callable @ 100	49,568
134,000	4.00%**, 9/16/11, Continuously Callable @ 100	131,226
200,000	4.00%**, 10/7/11, Continuously Callable @ 100	195,792
55,000	4.50%**, 10/14/11, Continuously Callable @ 100	54,320
45,000	4.38%**, 12/30/11, Continuously Callable @ 100	44,963
151,000	4.25%**, 10/19/12, Callable 12/26/06 @ 100*	149,442
50,000	4.50%**, 10/26/12, Continuously Callable @ 100	49,400
100,000	4.75%**, 4/26/13, Callable 3/24/07 @ 100*	98,494
20,000	4.00%**, 6/10/13, Continuously Callable @ 100	19,837
2,500,000	5.00%**, 9/24/13, Callable 12/24/06 @ 100*	2,479,817
340,000	4.25%**, 10/18/13, Callable 02/28/07 @100*	336,344
43,000	5.13%**, 11/30/13, Continuously Callable @ 100	42,712
135,000	4.00%**, 8/11/14, Callable 12/30/06 @ 100*	133,585
150,000	4.13%**, 9/2/14, Continuously Callable @ 100	148,419
10,000	4.50%**, 9/17/14, Callable 12/17/06 @ 100*	9,844
100,000	5.00%**, 9/30/14, Continuously Callable @ 100	99,263
1,000,000	5.00%**, 11/28/14, Callable 2/28/07 @ 100*	991,473
150,000	4.00%**, 12/22/14, Continuously Callable @ 100	148,722
40,000	4.00%**, 3/3/16, Callable 12/3/06 @ 100*	39,295
13,000	4.00%**, 8/25/16, Continuously Callable @ 100	12,860
409,000	4.00%**, 9/16/16, Continuously Callable @ 100	404,263

Shares or Principal Amount	Security Description	Value
105,000	5.00%**, 11/29/18, Continuously Callable @ 100	103,986
90,000	5.00%**, 12/28/18, Callable 12/28/06 @ 100*	89,047
166,000	4.00%**, 4/15/19, Callable 1/15/07 @ 100*	161,082

		23,163,571

Federal Farm Credit Bank (1.3%):
100,000	3.25%, 12/15/06	99,909
40,000	2.43%, 3/22/07, Continuously Callable @ 100	39,663
100,000	3.38%, 9/24/07, Continuously Callable @ 100	98,636
500,000	3.45%, 9/24/07, Continuously Callable @ 100	493,476
100,000	3.00%, 4/1/08, Continuously Callable @ 100	97,590
2,300,000	3.97%, 6/17/08, Continuously Callable @ 100	2,269,611
300,000	3.50%, 7/28/08, Continuously Callable @ 100	293,680
15,000	4.13%, 12/10/08, Continuously Callable @ 100	14,769

		3,407,334

Federal Home Loan Bank (18.2%):
400,000	3.67%, 12/14/06, Callable 12/14/06 @ 100*	399,734
75,000	2.38%, 12/26/06, Callable 12/26/06 @ 100*	74,838
400,000	3.25%**, 12/26/06, Callable 12/26/06 @ 100*	399,371
100,000	3.00%**, 1/8/07	99,748
200,000	4.00%**, 2/13/07, Callable 2/13/07 @ 100*	199,508
25,000	5.25%, 2/15/07	25,001
50,000	3.30%, 2/26/07, Callable 1/26/07 @ 100*	49,776
65,000	3.75%, 3/7/07	64,748
200,000	2.80%, 3/9/07, Continuously Callable @ 100	198,703
200,000	4.00%, 3/16/07, Callable 12/16/06 @ 100*	199,267
25,000	4.00%, 3/28/07, Callable 12/28/06 @ 100*	24,902
100,000	3.15%, 4/23/07, Continuously Callable @ 100	99,205
600,000	3.00%**, 4/27/07, Callable 7/27/07 @ 100*	594,743
350,000	3.15%, 4/27/07, Continuously Callable @ 100	347,141
200,000	4.13%, 4/27/07, Callable 1/27/07 @ 100*	199,137
200,000	3.00%, 4/30/07, Callable 1/30/07 @ 100*	198,213
100,000	3.28%, 5/9/07, Callable 1/12/07 @ 100*	99,173

Shares or Principal Amount	Security Description	Value
550,000	3.50%**, 5/10/07, Callable 2/10/07 @ 100*	545,943
1,000,000	2.60%, 6/4/07, Continuously Callable @ 100	987,116
65,000	4.00%, 6/25/07, Callable 12/25/06 @ 100*	64,575
125,000	2.28%, 6/26/07, Callable 12/26/06 @ 100*	122,986
25,000	4.25%, 6/28/07, Callable 12/28/06 @ 100*	24,869
100,000	2.25%, 7/2/07, Continuously Callable @ 100	98,328
125,000	2.35%, 7/9/07, Continuously Callable @ 100	122,920
200,000	3.15%, 8/13/07, Continuously Callable @ 100	197,294
300,000	3.19%, 8/13/07, Callable 2/13/07 @ 100*	296,022
50,000	3.21%, 8/20/07, Callable 2/20/07 @ 100*	49,328
200,000	3.80%, 8/24/07, Continuously Callable @ 100	198,109
100,000	3.35%, 8/27/07, Callable 2/27/07 @ 100*	98,725
350,000	3.38%, 9/7/07, Continuously Callable @ 100	345,464
700,000	3.95%**, 9/24/07	693,598
100,000	3.60%, 10/19/07, Callable 1/19/07 @ 100*	98,732
500,000	3.45%, 11/9/07, Continuously Callable @ 100	492,693
300,000	4.25%**, 11/19/07, Callable 02/19/07 @ 100*	298,787
60,000	3.53%, 11/23/07, Continuously Callable @ 100	59,141
50,000	3.54%, 11/30/07, Continuously Callable @ 100	49,277
50,000	3.64%, 11/30/07, Continuously Callable @ 100	49,326
100,000	3.00%, 12/12/07, Callable 1/24/07 @ 100*	97,995
100,000	3.65%, 12/14/07, Callable 12/14/06 @ 100*	98,634
500,000	3.75%**, 12/19/07, Callable 12/19/06 @ 100*	495,988
100,000	4.08%, 12/28/07, Callable 12/28/06 @ 100*	99,037
3,000,000	4.00%**, 1/25/08, Callable 1/25/07 @ 100*	2,992,142
1,000,000	4.03%, 1/28/08, Continuously Callable @ 100	989,606
1,500,000	4.00%, 2/1/08, Callable 2/1/07 @ 100*	1,483,721
250,000	3.02%, 3/12/08, Callable 12/12/06 @ 100*	244,234
25,000	4.27%, 3/17/08, Callable 12/17/06 @ 100*	24,791

Shares or Principal Amount	Security Description	Value
250,000	3.00%, 4/1/08, Continuously Callable @ 100	244,018
100,000	3.65%**, 7/16/08, Callable 1/16/07 @ 100*	98,597
100,000	3.03%, 7/22/08, Callable 1/22/07 @ 100*	97,242
100,000	4.00%**, 7/24/08, Callable 1/24/07 @ 100*	99,202
250,000	3.40%, 7/30/08, Callable 1/30/07 @ 100*	244,434
150,000	3.51%, 8/4/08, Continuously Callable @ 100	146,867
400,000	4.25%**, 8/14/08, Callable 2/14/07 @ 100*	397,169
5,000,000	3.75%, 8/15/08	4,915,199
140,000	4.00%**, 8/20/08, Callable 2/20/07 @ 100*	138,674
200,000	5.00%**, 8/28/08, Callable 2/28/07 @ 100*	199,757
100,000	4.20%, 9/2/08, Continuously Callable @ 100	98,813
50,000	4.10%, 10/21/08, Continuously Callable @ 100	49,285
10,000	4.02%, 10/22/08, Callable 1/22/07 @ 100*	9,846
100,000	5.00%**, 10/23/08, Callable 1/25/07 @ 100*	99,649
50,000	4.15%, 11/20/08, Callable 2/20/07 @ 100*	49,296
200,000	4.00%**, 11/28/08, Callable 2/28/07 @ 100*	198,322
50,000	4.00%, 12/1/08, Continuously Callable @ 100	49,135
290,000	4.00%**, 12/16/08, Callable 12/16/06 @ 100*	288,951
900,000	4.50%**, 12/26/08, Continuously Callable @ 100	894,872
100,000	3.50%**, 12/30/08, Continuously Callable @ 100	98,187
110,000	4.00%, 12/30/08, Callable 1/12/07 @ 100*	108,107
175,000	5.15%, 1/26/09, Callable 1/26/07 @ 100*	174,488
100,000	3.57%, 1/30/09, Callable 1/30/07 @ 100*	97,477
300,000	4.00%**, 2/27/09, Callable 2/27/07 @ 100*	298,185
370,000	4.25%**, 5/12/09, Callable 2/12/07 @ 100*	367,358
100,000	4.25%**, 5/26/09, Callable 2/26/07 @ 100*	99,252
250,000	4.00%**, 6/5/09, Callable 3/5/07 @ 100*	247,767
500,000	4.50%**, 8/17/09, Callable 2/17/07 @ 100*	496,058
125,000	4.00%**, 8/26/09, Callable 2/26/07 @ 100*	124,207

Shares or Principal Amount	Security Description	Value
200,000	3.25%**, 9/30/09, Callable 12/30/06 @ 100*	196,349
120,000	4.00%**, 10/14/09, Callable 1/14/07 @ 100*	118,471
100,000	4.00%**, 10/15/09, Callable 1/15/07 @ 100*	98,335
100,000	4.75%**, 11/24/09, Callable 2/24/07 @ 100*	99,383
200,000	4.00%**, 12/15/09, Callable 1/15/07 @ 100*	198,837
1,700,000	3.50%**, 12/29/09, Callable 12/29/06 @ 100*	1,697,621
2,500,000	4.00%**, 2/25/10, Callable 2/25/07 @ 100*	2,490,197
500,000	4.13%**, 3/29/10, Callable 12/29/06 @ 100*	498,027
1,000,000	5.00%**, 4/12/10, Callable 1/12/07 @ 100*	998,589
500,000	4.50%**, 6/30/10, Callable 12/30/06 @ 100*	495,976
500,000	4.63%**, 8/6/10, Callable 2/6/07 @ 100*	496,681
100,000	5.00%**, 11/17/10, Callable 2/17/07 @ 100*	99,583
100,000	4.00%**, 12/9/11, Callable 3/9/07 @ 100*	98,877
300,000	3.25%**, 12/30/11, Callable 12/30/06 @ 100*	297,680
175,000	4.00%**, 6/11/13, Callable 12/11/06 @ 100*	172,719
200,000	3.25%**, 7/10/13, Callable 1/10/07 @ 100*	192,881
1,000,000	3.50%**, 7/30/13, Callable 1/30/07 @ 100*	987,583
1,000,000	3.50%**, 1/30/14, Callable 1/30/07 @ 100*	996,987
100,000	4.00%**, 2/27/14, Callable 2/27/07 @ 100*	98,989
577,778	4.75%**, 4/30/14, Callable 1/30/07 @ 100*	571,836
700,000	4.25%**, 12/17/14, Callable 12/17/06 @ 100*	689,881
100,000	4.50%**, 3/9/15, Callable 12/17/06 @ 100*	99,233
1,750,000	5.00%**, 10/20/15, Callable 1/20/07 @ 100*	1,730,312
500,000	5.00%**, 5/21/18, Callable 2/21/07 @ 100*	493,559
230,000	5.00%**, 6/4/18, Callable 12/4/06 @ 100*	224,819
3,000,000	5.00%**, 7/16/18, Callable 1/16/07 @ 100*	2,962,940
1,500,000	4.50%**, 7/23/18, Callable 1/23/07 @ 100*	1,454,157
200,000	4.50%**, 7/24/18, Callable 1/24/07 @ 100*	194,143
1,700,000	4.00%**, 8/6/18, Callable 2/6/07 @ 100*	1,677,984

Shares or Principal Amount	Security Description	Value
450,000	4.00%**, 8/6/18, Callable 2/6/07 @ 100*	438,859
200,000	4.00%**, 12/17/18, Callable 12/17/06 @ 100*	199,867
295,000	4.00%**, 4/29/19, Callable 1/29/07 @ 100*	293,085

		46,487,443

Freddie Mac (5.0%):
500,000	3.05%, 1/19/07	498,452
225,000	3.50%, 7/30/07, Callable 1/30/07 @ 100*	222,596
100,000	3.00%, 1/23/08, Callable 1/23/07 @ 100*	97,841
100,000	3.50%, 3/12/08, Callable 12/12/06 @ 100*	98,280
1,000,000	3.25%, 5/14/08, Callable 5/14/07 @ 100*	978,244
500,000	3.75%**, 6/23/08, Continuously Callable @ 100	494,384
520,000	3.00%, 7/9/08, Continuously Callable @ 100	505,738
75,000	4.00%**, 7/28/08, Callable 1/28/07 @ 100*	74,066
200,000	4.50%**, 8/19/08, Continuously Callable @ 100	199,013
60,000	4.25%**, 10/15/08, Continuously Callable @ 100	59,494
100,000	4.50%**, 11/12/08, Callable 02/12/07 @100*	99,248
150,000	4.00%**, 11/15/08, Continuously Callable @ 100	148,794
200,000	3.75%**, 12/15/08, Continuously Callable @ 100	198,371
250,000	3.25%, 12/18/08, Continuously Callable @ 100	242,549
40,000	4.00%**, 1/15/09, Continuously Callable @ 100	39,808
25,000	4.00%**, 2/3/09, Callable 2/3/07 @ 100*	24,765
39,000	4.00%**, 4/15/09, Continuously Callable @ 100	38,585
75,000	4.00%**, 8/15/09, Continuously Callable @ 100	74,023
175,000	4.25%**, 8/15/09, Continuously Callable @ 100	173,511
750,000	5.00%, 9/1/09, Callable 12/1/06 @ 100*	745,585
200,000	3.25%*, 9/30/09, Continuously Callable @ 100	196,399
65,000	4.00%**, 10/15/09, Continuously Callable @ 100	64,280
67,000	4.00%**, 10/15/09, Continuously Callable @ 100	66,158
125,000	4.00%**, 11/15/09, Continuously Callable @ 100	123,832

Shares or Principal Amount	Security Description	Value
159,000	4.00%**, 11/15/09, Continuously Callable @ 100	156,882
49,000	4.50%**, 11/15/09, Continuously Callable @ 100	48,611
50,000	4.50%**, 11/15/09, Continuously Callable @ 100	49,603
1,500,000	4.50%**, 11/18/09, Continuously Callable @ 100	1,491,328
2,000,000	4.85%, 12/1/09, Callable 12/1/06 @ 100*	1,986,095
105,000	4.55%**, 12/15/09, Callable 12/15/06 @ 100*	104,783
20,000	3.75%**, 1/15/10, Continuously Callable @ 100	19,807
330,000	4.00%**, 3/26/10, Callable 3/26/07 @ 100*	326,734
1,000,000	4.13%, 5/12/10, Continuously Callable @ 100	981,839
20,000	3.50%**, 7/15/10, Continuously Callable @ 100	19,548
10,000	5.00%**, 11/15/10, Callable 12/20/06 @ 100*	9,953
210,000	4.50%**, 11/30/10, Continuously Callable @ 100	207,988
700,000	4.63%**, 12/15/10, Continuously Callable @ 100	693,305
100,000	3.75%**, 10/27/11, Continuously Callable @ 100	98,572
400,000	4.00%**, 10/26/12, Callable 01/26/07 @ 100*	397,210
125,000	4.00%**, 11/26/13, Callable 02/26/07 @ 100*	123,234
50,000	4.00%**, 2/15/14, Continuously Callable @ 100	49,497
18,000	4.00%**, 10/28/14, Continuously Callable @ 100	17,662
90,000	4.25%**, 8/4/15, Continuously Callable @ 100	89,057
70,000	4.50%, 10/15/15, Continuously Callable @ 100	69,297
70,000	4.00%**, 3/15/16, Continuously Callable @ 100	68,959
100,000	5.00%**, 4/15/18, Continuously Callable @ 100	98,694
84,000	5.00%**, 12/24/18, Callable 12/24/06 @ 100*	82,855
30,000	4.00%**, 1/22/19, Callable 1/21/07 @ 100*	29,938
100,000	4.00%**, 9/13/19, Callable 12/13/06 @100*	97,775

		12,783,242

Total U.S. Government Agencies (Cost $86,020,244)		85,841,590

U.S. Treasury Notes (7.4%):
5,000,000	3.13%, 5/15/07	4,957,420
5,000,000	4.88%, 5/31/08	5,012,890
2,000,000	3.13%, 4/15/09	1,937,188

Shares or Principal Amount	Security Description	Value
2,000,000	3.63%, 7/15/09	1,956,954
5,000,000	4.50%, 2/28/11	5,009,765

Total U.S. Treasury Notes (Cost $18,872,022)		18,874,217

Investments in Affiliates (3.1%):
7,923,690	American Performance Institutional Cash Management Fund	7,923,690

Total Investments in Affiliates (Cost $7,923,690)		7,923,690

Total Investments (Cost $255,522,155) (a) - 99.7%		254,875,644
Other assets in excess of liabilities - 0.3%		726,100

NET ASSETS - 100.0%		$255,601,744

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,104,727
Unrealized depreciation	(1,751,238)

Net unrealized depreciation	$(646,511)

(b)	Represents an illiquid security

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/17/2003	$27,516	$1.00	0.01%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/11/2003	1,012,085	0.95	0.41%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	829,407	1.00	0.33%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	722,456	1.03	0.31%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	52,896	1.00	0.02%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	984,457	0.99	0.47%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	834,770	1.02	0.34%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	1,045,072	1.00	0.42%
Preferred Term Principal Protection Note Series XXIII	9/22/06	994,410	1.00	0.40%

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents Variable Rate Investments. The rate presented on the Schedule of Portfolio investments is the rate in effect at November 30, 2006. The date presented reflects the final maturity date.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (3.0%):
9,284	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19 (b) (c)	$9,284
244,706	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b) (c)	232,470
483,335	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b) (c)	483,335
543,784	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b) (c)	560,144
49,768	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (b) (c)	49,784
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b) (c)	495,370
226,620	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%**, 12/25/34	227,876
364,310	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b) (c)	373,028
504,466	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b) (c)	506,908

Total Asset Backed Securities (Cost $2,764,232)		2,938,199

Mortgage Backed Securities (26.2%):
755,255	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	761,143
464,786	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	463,144
10,000	Banc of America Commerical Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	9,729
423,823	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	425,545
77,039	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	77,295
136,899	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	136,494

Shares or Principal Amount	Security Description	Value
178,172	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	175,166
287,917	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	287,203
202,374	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.92%**, 10/25/33	199,256
203,736	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.98%**, 11/25/34	202,208
292,256	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	290,871
302,135	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	299,758
145,579	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	144,368
55,905	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	56,178
102,769	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	101,994
637,675	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	637,675
195,851	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	195,361
61,942	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	63,181
240,911	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	246,351
45,988	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	45,299
218,328	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	214,788
112,685	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	115,765
296,107	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	295,476
306,674	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	305,837
95,350	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	95,672
231,722	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	231,338

Shares or Principal Amount	Security Description	Value
690,444	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	685,360
172,933	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	172,356
134,338	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	133,960
205,552	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	204,278
243,800	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.75%**, 8/25/34	241,487
11,086	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	11,101
473,411	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	465,344
187,922	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	188,960
160,781	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	162,820
176,396	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	176,741
185,692	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	183,379
832,889	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	831,538
303,603	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	301,667
9,362	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	9,347
459	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	458
300	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	306
47,551	Fannie Mae, Series 1989-52, Class G, 6.00%**, 8/25/19	48,471
2,315	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,482
22,589	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	23,339
7,765	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	8,304
6,120	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	6,636
16,323	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	17,483
25,280	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	26,937
3,977	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	4,246
31,246	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	33,135

Shares or Principal Amount	Security Description	Value
8,556	Fannie Mae, Series 1992-45, Class F, 4.75%**, 4/25/22	8,426
20,405	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	19,864
211,543	Fannie Mae, 6.19%**, 11/1/22, Pool #189916	214,450
42,137	Fannie Mae, 7.50%**, 7/1/23, Pool #224951	42,671
21,533	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	21,523
74,629	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	73,048
3,387	Fannie Mae, 5.50%, 6/25/30	3,380
65,942	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	65,555
23,646	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	24,447
4,898	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	5,123
281,768	Fannie Mae, 5.36%**, 4/1/32, Pool #638549	282,701
63,911	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	65,611
780,164	Fannie Mae, 4.84%**, 2/1/33, Pool #683235	762,207
80,484	Fannie Mae, 4.10%**, 9/1/33, Pool #739372	78,755
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	31,959
3,587	Fannie Mae, 6.00%, 4/1/35, Pool #735503	3,633
72,659	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	74,676
147,501	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	148,896
282,728	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	280,417
148	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	148
175,207	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	179,039
175,006	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	176,301
16,407	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	17,373
18,164	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	18,125
20,483	Freddie Mac, 9.00%, 5/1/16, Pool # 170164	21,785
22,787	Freddie Mac, 9.00%, 6/1/16, Pool # 170171	24,251
11,600	Freddie Mac, 9.50%, 6/1/16, Pool # 274005	12,552
20,336	Freddie Mac, 9.00%, 9/1/16, Pool # 170192	21,707

Shares or Principal Amount	Security Description	Value
105,185	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	104,704
6,763	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,876
97,709	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	92,477
94,678	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	94,635
13,896	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	13,866
8,605	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	8,574
11,550	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	11,525
12,130	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	12,118
55,347	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	55,228
465,329	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	451,445
114,175	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	113,373
3,482	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	3,480
15,365	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	15,377
46,159	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	46,733
51,169	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	53,863
37,007	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	38,370
17,000	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	17,616
27,969	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	29,005
189,893	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	193,116
464,279	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	456,390
272,627	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	271,912
24,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	24,536
15,588	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	15,560
50,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	50,747
56,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	56,376
95,916	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	97,365
156,232	Freddie Mac, 6.69%, 8/1/34, Pool #755230	155,723
53,985	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	53,752

Shares or Principal Amount	Security Description	Value
230,543	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	233,568
2,143	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	2,156
64,208	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	64,397
1,712	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,904
4,167	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	4,419
95,092	Government National Mortgage Assoc., 5.38%, 1/20/22, Pool #8900	95,604
10,357	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	10,994
18,721	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	19,827
4,949	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	5,226
977	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	1,033
68,336	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	70,755
2,007	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	2,122
7,975	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	8,432
35,839	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	37,893
5,465	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	5,800
41,574	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	44,123
13,880	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	14,598
833	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	859
37,227	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	37,798
37,904	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	38,475
82,023	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	80,258
225,173	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	226,608
28,877	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	28,661

Shares or Principal Amount	Security Description	Value
359,415	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	361,679
113,786	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.77%, 4/25/36	114,136
79,318	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	79,119
72,992	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	73,286
91,516	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	91,576
133,122	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	132,523
139,102	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	139,580
153,356	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	152,183
393,638	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	389,455
220,729	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	221,488
464,000	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	465,123
118,241	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	118,849
3,645	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	3,634
414,527	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/32	421,399
160,121	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	157,819
105,697	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	105,249
74,615	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	73,399
325,262	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	323,738
337,807	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	342,091
223,353	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	220,766
377,229	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	374,311

Shares or Principal Amount	Security Description	Value
101,508	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	100,718
200,789	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	189,648
438,216	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	436,729
312,020	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	309,975
89,061	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	88,900
200,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	195,479
1,929	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,921
68,528	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	68,234
265,324	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	264,542
31,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	30,867
336,566	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%**, 3/25/34	336,380
409,419	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	402,569
342,575	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	336,580
13,085	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	12,981
50,196	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	49,844
39,765	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	38,737
722,533	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	720,347
16,414	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	16,609
353,399	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	357,596
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	239,890

Shares or Principal Amount	Security Description	Value
145,655	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	142,286
20,000	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	19,873
754,018	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	745,159
118,120	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	117,304
53,344	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34	52,445

Total Mortgage Backed Securities (Cost $25,977,981)		25,913,121

Corporate Bonds (10.2%):
Banking (0.4%):
400,000	Keycorp, 2.75%, 2/27/07	397,112
Brokerage Services (0.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	197,805
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	262,861
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	400,893

		861,559

Financial - Leasing Company (1.0%):
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	997,755

Financial Services (7.6%):
50,000	Household Finance Corp., 6.80%, 5/15/11	52,359
75,000	Household Finance Corp., 6.60%, 6/15/11	77,952
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	332,185
500,000	Household Finance Corp., 7.70%, 7/15/22	503,121
300,000	Household Finance Corp., 7.40%, 8/15/22	301,421
500,000	I-Preferred Term Securities, 7.37%**, 12/11/32, Callable 12/11/07 @ 100* (c)	500,000
500,000	Preferred Term Securities IX, 7.17%**, 4/3/33, Callable 4/3/08 @ 100* (c)	500,000
1,750,000	Preferred Term Securities VI, 7.26%**, 7/3/32, Callable 7/03/07 @ 100* (c)	1,763,999
500,000	Preferred Term Securities XI, 7.00%**, 9/24/33, Callable 9/24/08 @ 100* (c)	500,000
1,000,000	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (b) (c)	995,000
2,000,000	Tropic CDO Corp., Series 2006-5A, Class A3L, 6.66%, 7/15/36 (c)	2,000,000

		7,526,037

Shares or Principal Amount	Security Description	Value
Telecommunications (0.3%):
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 2/12/07 @ 101.66*	50,585
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	255,604

		306,189

Total Corporate Bonds (Cost $10,082,301)		10,088,652

Taxable Municipal Bonds (1.7%):
California (0.5%):
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	521,900

Georgia (1.1%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 2/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,034,090

Wisconsin (0.1%):
120,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	119,449

Total Taxable Municipal Bonds (Cost $1,609,792)		1,675,439

U.S. Government Agencies (38.7%):
Fannie Mae (10.8%):
80,000	3.00%, 1/15/08, Continuously Callable @ 100	78,292
250,000	3.21%, 7/23/08, Callable 1/23/07 @ 100*	243,696
50,000	4.05%**, 12/15/08, Callable 12/15/06 @ 100*	49,976
75,000	3.50%**, 12/23/08, Continuously Callable @ 100	73,930
70,000	4.00%**, 3/15/09, Continuously Callable @ 100	68,915
150,000	3.00%, 3/25/09, Continuously Callable @ 100	144,112
50,000	4.25%**, 9/8/09, Callable 1/22/07 @ 100*	49,525
65,000	4.38%**, 10/28/09, Continuously Callable @ 100	64,222
35,000	3.50%**, 4/8/10, Continuously Callable @ 100	34,052
100,000	4.50%**, 4/29/10, Continuously Callable @ 100	98,931
80,000	5.00%**, 7/22/10, Continuously Callable @ 100	79,579
1,000,000	4.00%**, 7/28/10, Callable 1/28/07 @ 100*	989,364
85,000	4.25%**, 2/10/11, Continuously Callable @ 100	83,812
185,000	4.75%**, 9/2/11, Continuously Callable @ 100	183,394
750,000	4.00%, 11/10/11, Callable 2/10/07 @ 100*	740,535

Shares or Principal Amount	Security Description	Value
130,000	4.00%**, 12/16/11, Continuously Callable @ 100	129,717
138,000	3.50%**, 2/24/12, Continuously Callable @ 100	135,811
220,000	3.50%**, 8/17/12, Continuously Callable @ 100	216,669
105,000	3.50%**, 8/24/12, Continuously Callable @ 100	103,373
85,000	4.25%**, 10/19/12, Callable 12/26/06 @ 100*	84,123
93,000	4.50%**, 11/19/12, Continuously Callable @ 100	91,820
30,000	4.00%**, 2/7/13, Continuously Callable @ 100	29,496
75,000	4.25%**, 2/25/13, Continuously Callable @ 100	73,944
50,000	4.25%**, 7/1/13	49,609
63,000	4.00%, 7/8/13, Continuously Callable @ 100	62,421
180,000	4.25%**, 8/5/13, Continuously Callable @ 100	177,418
200,000	4.00%**, 8/23/13, Continuously Callable @ 100	197,398
1,000,000	5.00%**, 9/24/13, Callable 12/24/06 @ 100*	991,926
150,000	5.00%**, 2/18/14, Continuously Callable @ 100	148,724
1,000,000	5.00%**, 4/11/14, Callable 12/24/06 @ 100*	982,500
238,000	5.00%**, 4/22/14, Continuously Callable @ 100	235,853
30,000	5.38%**, 5/12/14, Continuously Callable @ 100	29,878
202,000	4.00%**, 7/15/14, Continuously Callable @ 100	199,798
57,000	4.13%**, 8/25/14, Continuously Callable @ 100	56,413
120,000	4.13%**, 9/16/14	118,679
750,000	5.00%**, 11/28/14, Callable 2/28/07 @ 100*	743,605
67,000	4.00%**, 12/2/14, Continuously Callable @ 100	65,948
100,000	4.00%**, 12/22/14, Continuously Callable @ 100	99,148
180,000	4.00%**, 12/23/14, Continuously Callable @ 100	174,199
50,000	5.00%**, 12/30/14, Callable 12/30/06 @ 100*	49,756
100,000	4.00%**, 2/23/15, Continuously Callable @ 100	98,923
85,000	4.00%**, 3/23/15, Continuously Callable @ 100	83,994
151,000	4.50%**, 4/7/15, Continuously Callable @ 100	149,396
40,000	4.50%**, 4/21/15, Continuously Callable @ 100	39,522

Shares or Principal Amount	Security Description	Value
20,000	5.38%**, 8/11/15, Callable 1/22/07 @ 100*	19,885
30,000	4.50%**, 8/25/15, Continuously Callable @ 100	29,487
100,000	5.13%**, 12/18/15, Callable 12/18/06 @ 100*	99,729
250,000	4.00%**, 3/3/16, Callable 12/3/06 @ 100*	245,591
91,000	4.00%**, 3/8/17, Continuously Callable @ 100	89,119
182,000	5.25%**, 8/1/18, Callable 2/1/07 @ 100*	179,826
30,000	5.00%**, 8/22/18, Continuously Callable @ 100	29,798
49,000	5.00%**, 9/21/18, Continuously Callable @ 100	48,591
349,000	4.75%, 9/27/18, Continuously Callable @ 100	344,575
285,000	5.00%**, 11/5/18, Continuously Callable @ 100	280,207
223,000	4.13%**, 12/26/18, Callable 12/26/08 @ 100*	218,776
75,000	5.00%**, 5/10/19, Continuously Callable @ 100	73,958
79,000	5.00%**, 6/17/19, Continuously Callable @ 100	78,540
16,000	4.50%**, 9/30/19, Continuously Callable @ 100	15,642
367,000	5.00%**, 4/28/20, Callable 1/28/07 @ 100*	360,789

		10,716,909

Federal Farm Credit Bank (1.1%):
100,000	3.00%, 5/28/08, Continuously Callable @ 100	97,410
1,000,000	3.97%, 6/17/08, Continuously Callable @ 100	986,787

		1,084,197

Federal Home Loan Bank (18.1%):
500,000	3.09%, 4/30/07, Callable 1/30/07 @ 100*	495,715
500,000	3.95%**, 9/24/07	495,427
100,000	3.05%, 1/23/08, Callable 1/23/07 @ 100*	97,898
100,000	3.70%, 3/10/08, Continuously Callable @ 100	98,516
250,000	3.02%, 3/12/08, Callable 12/12/06 @ 100*	244,234
65,000	3.63%, 4/23/08, Continuously Callable @ 100	63,914
180,000	4.10%, 7/14/08, Continuously Callable @ 100	177,838
100,000	3.51%, 8/4/08, Continuously Callable @ 100	97,912
100,000	4.13%, 8/4/08, Continuously Callable @ 100	98,781
50,000	4.13%, 8/5/08, Continuously Callable @ 100	49,389

Shares or Principal Amount	Security Description	Value
181,818	3.80%, 8/11/08, Continuously Callable @ 100	178,764
50,000	4.00%, 8/13/08, Continuously Callable @ 100	49,297
450,000	3.75%, 8/15/08	442,368
120,000	3.50%, 12/12/08, Callable 12/12/06 @ 100*	116,971
100,000	3.50%**, 12/19/08, Callable 12/19/06 @ 100*	98,219
150,000	3.50%**, 12/26/08, Callable 12/26/06 @ 100*	146,157
150,000	4.50%, 12/26/08, Continuously Callable @ 100	149,145
40,000	3.51%, 1/30/09, Callable 1/30/07 @ 100*	38,948
100,000	3.60%, 4/8/09, Continuously Callable @ 100	97,366
250,000	3.00%**, 4/29/09, Callable 1/29/07 @ 100*	247,598
100,000	5.00%**, 4/29/09	100,558
2,500,000	3.50%, 6/19/09, Callable 12/19/06 @ 100*	2,424,862
50,000	4.52%, 8/26/09, Continuously Callable @ 100	49,404
250,000	4.35%, 9/1/09, Continuously Callable @ 100	246,283
100,000	4.00%**, 9/24/09, Callable 12/24/06 @ 100*	98,777
500,000	4.00%**, 3/17/10, Callable 12/17/06 @ 100*	498,096
900,000	5.00%**, 4/12/10, Callable 1/12/07 @ 100*	898,729
25,000	4.54%, 6/15/10, Callable 12/15/06 @ 100*	24,633
500,000	4.50%**, 6/30/10, Callable 12/30/06 @ 100*	495,976
500,000	4.00%, 12/9/11, Callable 12/9/06 @ 100*	496,524
2,590,000	5.25%, 8/22/12, Continuously Callable @ 100	2,569,781
100,000	4.00%**, 6/26/13, Callable 12/26/06 @ 100*	97,764
200,000	4.25%**, 6/26/13, Callable 12/26/06 @ 100*	194,738
750,000	5.20%, 9/20/13, Continuously Callable @ 100	737,567
145,000	4.00%**, 2/15/14, Continuously Callable @ 100	140,744
611,111	4.75%**, 4/30/14, Callable 1/30/07 @ 100*	604,827
100,000	4.00%**, 1/27/15, Callable 1/27/07 @ 100*	99,057
100,000	5.00%**, 3/30/15, Callable 12/30/06 @ 100*	99,002
200,000	4.00%**, 6/26/15, Callable 12/26/06 @ 100*	197,044
900,000	5.00%**, 10/20/15, Callable 1/20/07 @ 100*	889,874

Shares or Principal Amount	Security Description	Value
97,000	4.00%**, 11/10/16, Continuously Callable @ 100	94,866
100,000	4.00%**, 10/13/17, Callable 4/13/07 @ 100*	98,130
235,000	5.00%**, 5/21/18, Callable 2/21/07 @ 100*	231,973
650,000	4.50%**, 6/5/18, Callable 3/5/07 @ 100*	629,664
100,000	5.00%**, 6/5/18, Callable 12/5/06 @ 100*	97,925
1,000,000	5.00%**, 7/16/18, Callable 1/16/07 @100*	987,646
1,500,000	4.50%**, 7/23/18, Callable 1/23/07 @ 100*	1,454,156

		18,043,057

Freddie Mac (8.7%):
500,000	3.05%, 1/19/07	498,452
100,000	3.38%, 4/23/08, Continuously Callable @ 100	98,034
200,000	4.00%**, 6/18/08, Callable 12/18/06 @ 100*	198,629
167,000	4.00%**, 11/10/08, Continuously Callable @ 100	164,950
150,000	3.75%**, 12/15/08, Continuously Callable @ 100	148,778
90,000	4.50%**, 12/15/08, Continuously Callable @ 100	89,429
25,000	4.25%**, 8/15/09, Continuously Callable @ 100	24,769
1,000,000	5.00%, 9/1/09, Callable 12/1/06 @ 100*	994,113
96,000	3.00%, 12/15/09, Continuously Callable @ 100	91,346
100,000	4.00%**, 1/15/10, Continuously Callable @ 100	98,980
70,000	4.50%**, 11/30/10, Continuously Callable @ 100	69,329
275,000	4.63%**, 12/15/10, Continuously Callable @ 100	272,370
500,000	4.55%, 1/20/11, Continuously Callable @ 100	496,788
110,000	3.50%**, 3/15/11, Continuously Callable @ 100	107,653
100,000	4.00%**, 9/26/11, Continuously Callable @ 100	98,563
500,000	4.00%, 2/10/12, Callable 2/10/07 @ 100*	495,041
358,000	4.00%, 9/17/12, Continuously Callable @ 100	350,885
50,000	4.50%**, 4/2/13, Continuously Callable @ 100	49,445
45,000	4.00%**, 4/22/13, Continuously Callable @ 100	44,059
60,000	4.50%**, 4/24/13, Callable 4/24/07 @ 100*	59,517
36,000	4.50%**, 8/15/13, Continuously Callable @ 100	35,701

Shares or Principal Amount	Security Description	Value
195,000	5.13%, 10/15/13, Continuously Callable @ 100	193,229
1,300,000	4.00%, 10/28/13, Continuously Callable @ 100	1,276,197
220,000	4.13%**, 12/16/13, Continuously Callable @ 100	216,009
100,000	4.25%**, 1/15/14, Continuously Callable @ 100	99,131
75,000	5.00%**, 6/15/14, Callable 1/17/07 @ 100*	74,560
31,000	4.50%**, 10/15/14, Continuously Callable @ 100	30,477
20,000	4.00%**, 3/15/15, Callable 3/15/07 @ 100*	19,555
263,000	4.50%, 10/15/15, Continuously Callable @ 100	260,359
50,000	4.00%**, 2/15/16, Continuously Callable @ 100	49,449
157,000	4.00%**, 4/15/16, Continuously Callable @ 100	154,290
158,000	4.13%**, 10/7/16, Continuously Callable @ 100	155,101
85,000	4.00%**, 2/15/17, Callable 2/15/07 @ 100*	82,733
157,000	4.00%**, 3/15/18, Callable 1/17/07 @ 100*	152,983
236,000	5.00%**, 4/15/18, Continuously Callable @ 100	232,919
200,000	4.00%**, 6/25/18, Continuously Callable @ 100	192,480
334,000	4.00%**, 8/1/18, Callable 2/1/07 @ 100*	327,136
90,000	4.38%**, 8/1/18, Callable 2/1/07 @ 100*	89,124
100,000	5.25%**, 10/15/18, Callable 4/15/07 @ 100*	98,993
100,000	5.00%**, 12/17/18, Continuously Callable @ 100	98,613
115,000	4.00%**, 1/28/19, Continuously Callable @ 100	112,360
58,000	4.00%**, 3/28/19, Continuously Callable @ 100	56,756
25,000	4.50%**, 4/15/19, Continuously Callable @ 100	24,233
100,000	4.63%**, 10/18/19, Continuously Callable @ 100	97,836

		8,581,354

Total U.S. Government Agencies (Cost $38,433,083)		38,425,517

U.S. Treasury Bonds (3.4%):
1,500,000	5.50%, 8/15/28	1,672,032
1,500,000	5.38%, 2/15/31	1,662,891

Total U.S. Treasury Bonds (Cost $3,116,373)		3,334,923

Shares or Principal Amount	Security Description	Value
U.S. Treasury Notes (13.8%):
1,000,000	3.00%, 12/31/06	998,035
1,000,000	3.25%, 8/15/08	977,578
5,000	3.13%, 4/15/09	4,843
1,000,000	3.63%, 7/15/09	978,477
1,900,000	4.50%, 2/28/11	1,903,711
750,000	5.13%, 6/30/11	770,742
500,000	4.25%, 8/15/13	494,707
1,000,000	4.13%, 5/15/15	977,305
1,480,000	4.25%, 8/15/15	1,458,321
2,800,000	4.50%, 11/15/15	2,808,312
1,550,000	4.50%, 2/15/16	1,554,359
750,000	5.13%, 5/15/16	787,617

Total U.S. Treasury Notes (Cost $13,572,012)		13,714,007

Investments in Affiliates (2.6%):
2,556,066	American Performance Institutional Cash Management Fund	2,556,066

Total Investments in Affiliates (Cost $2,556,066)		2,556,066

Total Investments (Cost $98,111,840) (a) - 99.6%		98,645,924
Other assets in excess of liabilities – 0.4%		388,990

NET ASSETS - 100.0%		$99,034,914

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,207,129
Unrealized depreciation	(673,045)

Net unrealized appreciation	$534,084

(b)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/17/2003	$9,005	$1.00	0.01%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/11/2003	222,780	0.95	0.23%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	467,206	1.00	0.49%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	505,719	1.03	0.57%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	46,284	1.00	0.05%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	405,000	0.99	0.50%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	362,943	1.02	0.38%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	489,332	1.00	0.51%
Preferred Term Principal Protection Note Series XXIII	9/22/06	994,410	1.00	1.02%

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2006. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corporation

FSA - Financial Security Assurance

GO - General Obligations Bond

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (3.4%):
9,284	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19 (b) (c)	$9,284
122,353	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b) (c)	116,235
398,040	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b) (c)	398,040
388,417	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b) (c)	400,102
49,768	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (b) (c)	49,784
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b) (c)	247,685
181,296	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%**, 12/25/34	182,301
236,801	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b) (c)	242,468
273,853	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b) (c)	275,179

Total Asset Backed Securities (Cost $1,819,691)		1,921,078

Mortgage Backed Securities (15.1%):
396,509	ABFS Mortgage Loan Trust, Series 2002-1, Class A5, 6.51%, 12/15/32	399,599
186,653	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	185,316
42,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	39,687
54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	51,629
83,866	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	83,168
5,662	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,712
5,926	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	5,861

Shares or Principal Amount	Security Description	Value
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	35,925
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,455
318,837	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	318,837
100,062	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	99,896
17,903	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	16,153
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	14,863
50,394	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	49,921
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,786
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,218
148,469	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	149,667
22,172	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	22,203
128,644	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	126,452
147,693	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	145,536
185,692	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	183,379
6,144	Fannie Mae, 5.00%, 3/1/18, Pool #688031	6,102
10,167	Fannie Mae, 4.50%, 5/1/19, Pool #761398	9,908
101,177	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	108,170
122,091	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	127,829
77,000	Fannie Mae, Series 1994-51 Class LL, 6.75%, 3/25/24	80,423
16,029	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	16,426
65,630	Fannie Mae, 6.47%, 12/1/27, Pool #422279	66,289
109,494	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	111,277
50,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	50,228
402,263	Fannie Mae, 4.84%**, 2/1/33, Pool #683235	393,004

Shares or Principal Amount	Security Description	Value
10,190	Fannie Mae, 5.50%, 2/1/33, Pool #683351	10,178
14,052	Fannie Mae, 5.00%, 8/1/33, Pool #730856	13,761
3,910	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,902
13,775	Fannie Mae, 5.00%, 7/1/35, Pool #832198	13,461
18,278	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	18,047
131,406	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	134,279
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	149,768
97,709	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	92,477
1,335	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	1,329
3,760	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	3,932
35,830	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	36,275
63,383	Freddie Mac, 6.66%, 4/1/24, Pool #409624	65,210
29,718	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	29,669
285,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	274,598
12,543	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	12,772
456,380	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	473,416
201,611	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	206,905
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	50,339
53,886	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	54,045
127,341	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	130,770
8,904	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	9,005
27,953	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	28,529
30,000	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	29,506
54,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	52,432
2,377	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,638
16,107	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	17,375
25,859	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	26,737

Shares or Principal Amount	Security Description	Value
33,713	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	35,187
8,471	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,852
16,024	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	17,007
840	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	891
7,356	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	7,639
35,956	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	37,394
82,920	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	85,811
106,577	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	106,201
170,554	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	171,628
54,501	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	53,956
44,641	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	44,935
120,345	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	121,887
139,102	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	139,580
283,712	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	281,112
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	19,375
276,915	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	277,867
225,205	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	228,061
42,241	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	42,594
359,847	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	359,623
65,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	64,721

Shares or Principal Amount	Security Description	Value
138,262	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%,4/25/33	138,392
170,138	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	170,618
204,709	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	201,284
49,983	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	49,756
15,151	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	15,332
523,997	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	520,146
74,583	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	73,557
71,002	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%**, 8/25/34	69,343
183,619	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	182,177

Total Mortgage Backed Securities (Cost $8,367,107)		8,413,199

Corporate Bonds (15.4%):
Banking (0.7%):
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	401,698

Brokerage Services (2.7%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	197,805
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	525,721
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	768,838

		1,492,364

Financial Services (9.6%):
100,000	American International Group, Inc., 4.25%, 5/15/13	95,028
500,000	General Electric Capital Corp., 7.50%, 6/15/09	528,175
545,000	General Electric Capital Corp., 5.45%, 1/15/13	556,988
150,000	Household Finance Corp., 6.50%, 11/15/08	154,086
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @ 100*	5,007
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @ 100*	13,032
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @ 100*	20,017
281,000	Household Finance Corp., 7.40%, 8/15/22	282,331

Shares or Principal Amount	Security Description	Value
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @ 100*	241,257
500,000	I-Preferred Term Securities, 7.37%**, 12/11/32, Callable 12/11/07 @ 100* (c)	500,000
1,000,000	Preferred Term Securities IX, 7.26%**, 4/3/33, Callable 4/3/08 @ 100* (c)	1,000,000
500,000	Preferred Term Securities XI, 7.00%**, 9/24/33, Callable 9/24/08 @ 100* (c)	500,000
500,000	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (b) (c)	497,500
1,000,000	Tropic CDO Corp., Series 2006-5A, Class A3L, 6.66%, 7/15/36 (c)	999,999

		5,393,421

Telecommunications (2.4%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,065,840
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 2/12/07 @ 101.66*	136,578
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 2/12/07 @ 101.66*	127,473

		1,329,891

Total Corporate Bonds (Cost $8,458,885)		8,617,374

Taxable Municipal Bonds (6.7%):
California (0.7%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	417,520

Colorado (2.2%):
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,215,076

Georgia (1.9%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,034,090

Missouri (1.7%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	941,689

Wisconsin (0.2%):
135,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	134,380

Total Taxable Municipal Bonds (Cost $3,622,173)		3,742,755

U.S. Government Agencies (36.4%):
Fannie Mae (10.8%):
500,000	4.50%**, 7/6/10, Callable 1/6/07 @ 100*	496,351
500,000	4.00%**, 7/28/10, Callable 1/28/07 @ 100*	494,683

Shares or Principal Amount	Security Description	Value
500,000	4.00%, 11/10/11, Callable 2/10/07 @ 100*	493,690
260,000	4.13%, 9/14/12, Callable 12/14/06 @ 100*	257,403
140,000	4.13%**, 5/13/13, Continuously Callable @ 100	138,788
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100	1,197,639
750,000	5.00%**, 9/24/13, Callable 12/24/06 @ 100*	743,945
500,000	5.00%**, 4/11/14, Callable 12/24/06 @ 100*	491,250
51,000	4.13%**, 8/25/14, Continuously Callable @ 100	50,475
500,000	5.00%**, 11/28/14, Callable 2/28/07 @ 100*	495,737
100,000	4.00%** 12/22/14, Continuously Callable @ 100	99,148
35,000	4.00%**, 2/29/16, Continuously Callable @ 100	34,551
96,000	4.00%**, 4/12/16, Callable 3/8/08 @ 100*	94,566
160,000	4.00%**, 3/8/17, Continuously Callable @ 100	156,693
275,000	4.25%**, 8/1/18, Callable 2/1/07 @ 100*	271,715
42,000	5.00%**, 9/17/19, Continuously Callable @ 100	41,242
40,000	4.50%**, 9/30/19, Callable 9/30/07 @ 100*	39,105
410,000	5.00%**, 11/19/19, Continuously Callable @ 100	402,212

		5,999,193

Federal Home Loan Bank (14.0%):
100,000	3.30%, 5/28/08, Continuously Callable @ 100	97,858
140,000	3.75%**, 6/26/08, Callable 12/26/06 @ 100*	138,762
100,000	3.35%, 7/30/08, Callable 1/30/07 @ 100*	97,698
150,000	4.50%**, 12/26/08, Continuously Callable @ 100	149,145
300,000	4.50%**, 4/15/09, Callable 1/15/07 @ 100*	296,789
250,000	5.00%**, 4/12/10, Callable 1/12/07 @ 100*	249,647
250,000	4.50%**, 6/30/10, Callable 12/30/06 @ 100*	247,988
135,000	3.50%**, 7/16/10, Callable 1/16/07 @ 100*	131,743
100,000	4.50%**, 11/21/11, Callable 2/21/07 @ 100*	98,766
350,000	5.00%, 4/30/12, Callable 1/30/07 @ 100*	346,107
1,400,000	5.25%, 8/22/12, Continuously Callable @ 100	1,389,071

Shares or Principal Amount	Security Description	Value
25,000	4.87%, 9/7/12, Continuously Callable @ 100	24,607
100,000	4.00%**, 7/30/13, Callable 1/30/07 @ 100*	97,421
500,000	5.20%, 9/20/13, Continuously Callable @ 100	491,711
100,000	4.00%**, 12/23/13, Callable 3/23/07 @ 100*	99,917
500,000	4.00%**, 2/27/14, Callable 2/27/07 @ 100*	494,944
420,000	4.00%**, 3/24/14, Callable 3/24/07 @ 100*	413,445
194,444	4.75%**, 4/30/14, Callable 1/30/07 @ 100*	192,445
200,000	5.28%, 10/17/14, Callable 4/17/07 @ 100*	197,868
100,000	4.00%**, 1/27/15, Callable 1/27/07 @ 100*	99,057
300,000	5.00%**, 10/20/15, Callable 1/20/07 @ 100*	296,625
250,000	4.00%**, 3/30/16, Callable 12/30/06 @ 100*	243,718
500,000	4.50%**, 6/5/18, Callable 3/5/07 @ 100*	484,357
100,000	4.50%**, 6/26/18, Callable 12/26/06 @ 100*	96,764
100,000	4.00%**, 7/9/18, Callable 1/9/07 @ 100*	95,433
250,000	4.25%**, 7/16/18, Callable 1/16/07 @ 100*	238,163
650,000	5.00%**, 7/16/18, Callable 1/16/07 @ 100*	641,970
100,000	4.25%** 7/17/18, Callable 1/17/07 @ 100*	95,911
200,000	4.50%**, 7/30/18, Callable 1/30/07 @ 100*	193,398
100,000	5.00%**, 3/25/19, Callable 3/25/07 @ 100*	97,697

		7,839,025

Freddie Mac (11.6%):
200,000	3.50%, 4/1/09, Callable 4/1/07 @ 100*	194,456
102,000	3.15%, 7/15/09, Continuously Callable @ 100	98,042
100,000	4.50%**, 11/30/10, Continuously Callable @ 100	99,042
500,000	4.55%, 1/20/11, Continuously Callable @ 100	496,788
1,500,000	4.63%, 5/28/13, Callable 5/28/07 @ 100*	1,461,919
338,000	3.50%**, 7/15/13, Continuously Callable @ 100	332,001
1,000,000	5.30%, 7/29/13, Continuously Callable @ 100	991,148
25,000	4.00%**, 9/15/13, Continuously Callable @ 100	24,367
105,000	5.13%, 10/15/13, Continuously Callable @ 100	104,047

Shares or Principal Amount	Security Description	Value
500,000	4.00%, 10/28/13, Continuously Callable @ 100	490,845
42,000	4.00%**, 9/30/14, Continuously Callable @ 100	40,608
20,000	4.00%**, 12/15/14, Callable 12/15/06 @ 100*	19,552
25,000	4.00%**, 3/15/15, Continuously Callable @ 100	24,442
218,000	5.00%**, 4/28/15, Continuously Callable @ 100	215,750
25,000	4.50%**, 10/15/16, Callable 12/26/06 @ 100*	24,382
50,000	4.00%**, 3/15/18, Continuously Callable @ 100	48,884
165,000	5.00%, 3/26/18, Continuously Callable @ 100	159,194
400,000	4.00%**, 6/25/18, Continuously Callable @ 100	384,961
373,000	5.13%**, 7/18/18, Continuously Callable @ 100	365,238
273,000	5.25%**, 7/25/18, Continuously Callable @ 100	267,517
141,000	4.13%**, 8/1/18, Callable 2/1/07 @ 100*	138,941
100,000	4.38%**, 2/22/19, Continuously Callable @ 100	98,546
32,000	5.00%**, 2/25/19, Continuously Callable @ 100	31,417
158,000	4.00%**, 3/28/19, Continuously Callable @ 100	154,612
115,000	4.50%**, 3/29/19, Continuously Callable @ 100	111,519
25,000	5.00%**, 7/15/19, Callable 7/15/07 @ 100*	24,440
125,000	4.63%**, 10/18/19, Continuously Callable @ 100	122,295

		6,524,953

Total U.S. Government Agencies (Cost $20,375,058)		20,363,171

U.S. Treasury Bonds (6.5%):
1,250,000	5.50%, 8/15/28	1,393,360
2,000,000	5.38%, 2/15/31	2,217,188

Total U.S. Treasury Bonds (Cost $3,387,974)		3,610,548

U.S. Treasury Notes (13.2%):
1,000,000	5.00%, 8/15/11	1,025,310
2,000,000	4.25%, 8/15/13	1,978,827
1,050,000	4.13%, 5/15/15	1,026,170
1,050,000	4.25%, 8/15/15	1,034,620
500,000	4.50%, 11/15/15	501,485
1,000,000	4.50%, 2/15/16	1,002,812
750,000	5.13%, 5/15/16	787,617

Total U.S. Treasury Notes (Cost $7,289,155)		7,356,841

Shares or Principal Amount	Security Description	Value
Investments in Affiliates (3.0%):
1,656,190	American Performance Institutional Cash Management Fund	1,656,190

Total Investments in Affiliates (Cost $1,656,190)		1,656,190

Total Investments (Cost $54,976,233) (a) - 99.8%		55,681,156
Other assets in excess of liabilities - 0.2%		98,815

NET ASSETS - 100.0%		$55,779,971

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,002,403
Unrealized depreciation	(297,480)

Net unrealized appreciation	$704,923

(b)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/17/2003	$9,005	$1.00	0.02%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	112,412	0.95	0.21%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	386,627	1.00	0.71%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	361,228	1.03	0.72%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	46,284	1.00	0.09%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	202,500	0.99	0.44%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	235,913	1.02	0.43%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	265,637	1.00	0.49%
Preferred Term Principal Protection Note Series XXIII	9/22/06	497,205	1.00	0.90%

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2006. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corp.

FSA - Financial Security Assurance

GO - General Obligations Bond

MBIA - Municipal Bond Insurance Association

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares	Security Description	Value
Common Stocks (47.0%):
Advertising (0.2%):
730	aQuantive, Inc. (b)	$17,447
1,140	Omnicom Group, Inc.	116,463
210	Vertrue, Inc. (b)	8,045

		141,955

Aerospace/Defense (0.8%):
580	AAR Corp. (b)	15,422
160	Armor Holdings, Inc. (b)	9,048
1,000	Curtiss-Wright Corp.	35,550
1,470	DRS Technologies, Inc.	73,118
130	Esterline Technologies Corp. (b)	5,062
1,220	FEI Co. (b)	29,658
110	Lockheed Martin Corp.	9,950
1,710	Moog, Inc. (b)	62,552
640	Northrop Grumman Corp.	42,835
960	Orbital Sciences Corp. (b)	17,395
2,650	Rockwell Collins, Inc.	159,875
310	Teledyne Technologies, Inc. (b)	12,462
2,670	The Boeing Co.	236,375

		709,302

Airlines (0.1%):
180	Alaska Air Group, Inc. (b)	7,403
900	AMR Corp. (b)	28,764
1,700	Continental Airlines, Inc., Class B (b)	69,088
680	Copa Holdings SA, Class A	28,934

		134,189

Apparel / Footwear (0.1%):
800	Brown Shoe Co., Inc.	37,952
180	Deckers Outdoor Corp. (b)	10,044
180	Genesco, Inc. (b)	6,898
930	K-Swiss, Inc., Class A	30,885
360	Kellwood Co.	11,250
370	Quiksilver, Inc. (b)	5,384
135	Steven Madden, Ltd.	4,964
410	Stride Rite Corp.	6,408

		113,785

Apparel Manufacturers (0.9%):
6,200	Cintas Corp.	261,640
5,310	Coach, Inc. (b)	229,445
340	Guess?, Inc. (b)	21,134
620	Hanesbrands, Inc. (b)	15,122
1,060	Maidenform Brands, Inc. (b)	20,267
2,490	NIKE, Inc., Class B	246,386
580	Polo Ralph Lauren Corp.	45,356

		839,350

Shares	Security Description	Value
Automotive Parts (0.4%):
700	A.O. Smith Corp.	25,053
1,400	Advance Auto Parts, Inc.	49,840
390	Aftermarket Technology Corp. (b)	7,574
300	CLARCOR, Inc.	9,903
3,800	Ford Motor Co.	30,894
1,100	Navistar International Corp. (b)	35,189
180	Oshkosh Truck Corp.	8,642
840	Tenneco, Inc. (b)	19,807
700	Toyota Motor Corp. ADR	84,035
2,310	TRW Automotive Holdings Corp. (b)	57,380

		328,317

Banking (3.4%):
270	Alabama National BanCorp	18,490
1,610	Associated Banc-Corp.	53,516
1,340	BancorpSouth, Inc.	34,907
8,110	Bank of America Corp.	436,723
570	Bank of the Ozarks, Inc.	18,668
700	BankUnited Financial Corp.	17,850
1,900	Capital One Financial Corp.	147,972
440	Capitol Bancorp, Ltd.	19,712
230	Central Pacific Financial Corp.	8,618
930	Chemical Financial Corp.	30,374
310	Chittenden Corp.	9,325
6,110	Citigroup, Inc.	302,994
1,060	Citizens Banking Corp.	28,450
260	City Bank	13,905
500	City Holding Co.	19,750
700	Columbia Banking System, Inc.	23,541
1,120	Compass Bancshares, Inc.	63,997
910	Corus Bankshares, Inc.	20,393
440	Downey Financial Corp.	32,032
230	East West Bancorp, Inc.	8,190
1,980	First BanCorp.	19,840
730	First Indiana Corp.	18,126
220	First Midwest Bancorp, Inc.	8,195
460	First Niagara Financial Group, Inc.	6,610
990	First State Bancorp	25,304
510	FirstFed Financial Corp. (b)	33,160
370	FirstMerit Corp.	8,769
670	Greater Bay Bancorp	17,246
660	Hancock Holding Co.	35,455
3,920	Hudson City Bancorp, Inc.	52,018
850	IndyMac Bancorp, Inc.	39,058
290	International Bancshares Corp.	8,964
640	Intervest Bancshares Corp. (b)	22,323
1,410	Irwin Financial Corp.	31,062
5,190	JPMorgan Chase & Co.	240,193
1,160	Nara Bancorp, Inc.	23,525
290	NewAlliance Bancshares, Inc.	4,742
2,570	North Fork Bancorp, Inc.	72,140
1,020	Old National Bancorp	19,156
680	Pacific Capital Bancorp	22,161
870	Placer Sierra Bancshares	20,306
900	PNC Financial Services Group	63,621
290	Prosperity Bancshares, Inc.	9,834
510	Provident Bankshares Corp.	18,804
420	Sterling Bancshares, Inc.	7,736
190	SVB Financial Group (b)	9,021

Shares	Security Description	Value
6,170	Synovus Financial Corp.	185,223
2,920	The Colonial BancGroup, Inc.	71,248
560	TierOne Corp.	17,466
770	TrustCo Bank Corp. NY	8,678
930	Trustmark Corp.	30,337
340	Umpqua Holdings Corp.	10,207
4,680	Wachovia Corp.	253,609
2,010	Washington Federal, Inc.	46,712
1,860	Washington Mutual, Inc.	81,245
5,630	Wells Fargo & Co.	198,401
530	Western Alliance Bancorp (b)	18,439
450	Wilshire Bancorp, Inc.	8,600
2,450	Zions Bancorp	191,688

		3,268,629

Beverages (0.6%):
780	Anheuser-Busch Cos., Inc.	37,058
340	Brown-Forman Corp., Class B	23,613
7,210	Constellation Brands, Inc. (b)	201,736
2,460	PepsiCo, Inc.	152,446
3,120	The Pepsi Bottling Group, Inc.	97,718

		512,571

Broadcasting/Cable (0.5%):
6,420	Comcast Corp., Class A Special (b)	259,754
1,840	Cox Radio, Inc. (b)	29,256
2,540	EchoStar Communications Corp.,	91,465
	Class A (b)
2,780	The DIRECTV Group, Inc. (b)	63,245

		443,720

Building Materials (0.3%):
460	ABM Industries, Inc.	9,554
1,710	Builders FirstSource, Inc. (b)	28,454
1,530	Building Materials Holding Corp.	37,700
3,870	Eagle Materials, Inc.	166,411
210	Florida Rock Industries, Inc.	9,458
420	Genlyte Group, Inc. (b)	35,641
50	Griffon Corp. (b)	1,192
80	Masco Corp.	2,295
160	Universal Forest Products, Inc.	7,462

		298,167

Business Equipment & Services (1.4%):
410	Acxiom Corp.	10,217
260	Administaff, Inc.	10,941
2,580	CBIZ, Inc. (b)	18,060
410	CDW Corp.	28,905
3,380	Cognos, Inc. (b)	138,276
420	Convergys Corp. (b)	10,130
710	CSG Systems International, Inc. (b)	19,688
1,100	Ennis, Inc.	25,091
710	Fair Isaac Corp.	29,550
7,650	First Data Corp.	193,162
3,790	Fiserv, Inc. (b)	193,706
350	Forrester Research, Inc. (b)	9,842
350	FTI Consulting, Inc. (b)	9,408
1,680	Global Payments, Inc.	76,944
260	Heidrick & Struggles International, Inc. (b)	10,878
620	HNI Corp.	29,041
650	ICT Group, Inc. (b)	21,795

Shares	Security Description	Value
1,250	InfoSpace, Inc. (b)	24,563
2,130	infoUSA, Inc.	25,858
1,030	Kenexa Corp. (b)	31,776
1,780	Kforce, Inc. (b)	23,692
540	Labor Ready, Inc. (b)	10,217
480	LECG Corp. (b)	8,779
1,020	Pitney Bowes, Inc.	47,012
1,220	Steelcase, Inc., Class A	21,594
720	Sykes Enterprises, Inc. (b)	12,406
700	The Corporate Executive Board Co.	66,234
700	The Dun & Bradstreet Corp. (b)	57,554
460	United Stationers, Inc. (b)	21,335
980	VeriFone Holdings, Inc. (b)	33,085
630	Volt Information Sciences, Inc. (b)	29,396
290	Watson Wyatt & Co. Holdings	13,456
380	WESCO International, Inc. (b)	25,422
2,530	Xerox Corp. (b)	41,745

		1,329,758

Chemicals (1.2%):
270	A. Schulman, Inc.	6,153
690	Arch Chemicals, Inc,	22,701
1,700	Ashland, Inc.	114,937
4,170	Chemtura Corp.	40,366
40	E.I. du Pont de Nemours & Co.	1,877
490	Eastman Chemical Co.	29,096
2,480	Ecolab, Inc.	109,988
1,240	Fuller (H. B.) Co.	32,327
540	Innospec, Inc.	22,993
140	Lubrizol Corp.	6,628
7,610	Lyondell Chemical Co.	187,967
2,300	NOVA Chemicals Corp.	66,769
1,220	Olin Corp.	20,411
430	OM Group, Inc. (b)	20,232
770	Pioneer Companies, Inc. (b)	20,798
2,040	PolyOne Corp. (b)	15,667
2,570	Praxair, Inc.	160,368
260	Rohm and Haas Co.	13,577
2,630	Sigma-Aldrich Corp.	200,168
520	Terra Nitrogen Co., L.P.	16,115
800	The Dow Chemical Co.	32,008
670	Tronox, Inc., Class B	9,963

		1,151,109

Commercial Services (0.4%):
370	Advance America Cash Advance Centers, Inc.	5,239
2,000	ARAMARK Corp., Class B	66,700
1,350	GSI Commerce, Inc. (b)	22,100
2,010	Jacobs Engineering Group, Inc. (b)	168,579
6,210	Quanta Services, Inc. (b)	113,829
1,270	Source Interlink Cos., Inc. (b)	11,328

		387,775

Computer Software & Services (2.1%):
590	Activision, Inc. (b)	10,060
1,530	Adobe Systems, Inc. (b)	61,399
1,400	Agilysys, Inc.	21,448
920	Akamai Technologies, Inc. (b)	44,960
200	ANSYS, Inc. (b)	9,390

Shares	Security Description	Value
1,180	Autodesk, Inc. (b)	48,592
690	Avid Technology, Inc. (b)	26,896
250	Brady Corp.	9,595
160	CACI International, Inc., Class A (b)	9,574
940	Citrix Systems, Inc. (b)	27,016
1,240	Cogent Communications Group, Inc. (b)	19,654
150	Cognex Corp.	3,668
2,390	Computer Sciences Corp. (b)	124,758
1,120	Covansys Corp. (b)	25,514
3,360	Electronic Data Systems Corp.	91,190
800	Epicor Software Corp. (b)	10,640
610	FactSet Research Systems, Inc.	32,257
1,560	GigaMedia, Ltd. (b)	15,226
90	Google, Inc., Class A (b)	43,643
3,320	Harris Interactive, Inc. (b)	15,903
300	Hyperion Solutions Corp. (b)	11,028
470	i2 Technologies, Inc. (b)	9,080
2,440	Jupitermedia Corp. (b)	15,592
2,550	Lawson Software, Inc. (b)	18,972
260	Mantech International Corp. (b)	9,433
11,400	Microsoft Corp.	334,361
90	MicroStrategy, Inc. (b)	10,662
1,460	Neoware Systems, Inc. (b)	16,308
10,350	Oracle Corp. (b)	196,961
600	Parametric Technology Corp. (b)	11,616
340	Progress Software Corp. (b)	9,217
630	ScanSource, Inc. (b)	19,228
1,400	Smith Micro Software, Inc. (b)	22,400
350	SPSS, Inc. (b)	9,874
8,090	Sun Microsystems, Inc. (b)	43,848
340	Sybase, Inc. (b)	8,140
830	The Ultimate Software Group, Inc. (b)	20,011
400	THQ, Inc. (b)	13,020
2,160	TIBCO Software, Inc. (b)	20,110
2,160	VASCO Data Security International, Inc. (b)	25,423
2,600	Verisign, Inc. (b)	67,886
220	WebEx Communications, Inc. (b)	7,898
3,490	Websense, Inc. (b)	89,170
10,960	Yahoo!, Inc. (b)	295,809

		1,937,430

Computers & Peripherals (1.4%):
160	Anixter International, Inc. (b)	9,379
2,140	Apple Computer, Inc. (b)	196,195
770	Black Box Corp.	32,971
7,050	Cisco Systems, Inc. (b)	189,504
5,210	Dell, Inc. (b)	141,920
6,180	Hewlett-Packard Co.	243,862
400	Hutchinson Technology, Inc. (b)	9,532
2,170	Imation Corp.	100,493
1,920	International Business Machines Corp.	176,486
820	Komag, Inc. (b)	32,374
880	Lexmark International, Inc., Class A (b)	60,702
550	Palm, Inc. (b)	7,706
430	Paxar Corp. (b)	9,181
2,310	Seagate Technology	59,506
1,350	Systemax, Inc. (b)	18,239
500	Western Digital Corp. (b)	10,260

Shares	Security Description	Value
440	Xyratex, Ltd. (b)	9,711

		1,308,021

Construction (0.1%):
750	EMCOR Group, Inc. (b)	44,752
500	Fluor Corp.	43,540
10	NVR, Inc. (b)	5,950
400	Sterling Construction Co., Inc. (b)	9,620
210	URS Corp. (b)	9,274

		113,136

Consumer Products (0.9%):
610	American Woodmark Corp.	23,784
1,340	Church & Dwight Co., Inc.	56,159
270	Delta & Pine Land Co.	10,949
1,860	Elizabeth Arden, Inc. (b)	34,224
680	Fortune Brands, Inc.	55,012
1,540	JAKKS Pacific, Inc. (b)	33,649
1,630	Leapfrog Enterprises, Inc. (b)	14,637
5,860	Mattel, Inc.	128,627
240	Pool Corp.	9,833
300	RC2 Corp. (b)	12,861
90	Snap-on, Inc.	4,275
200	Stanley Furniture Co., Inc.	4,406
450	Steiner Leisure, Ltd. (b)	20,160
4,880	The Estee Lauder Cos., Inc., Class A	201,495
2,020	The Procter & Gamble Co.	126,836
370	Tupperware Brands Corp.	7,855
90	WD-40 Co.	2,925
730	Whirlpool Corp.	62,269

		809,956

Consumer Electronics (0.0%):
1,430	Audiovox Corp. (b)	19,806

Consumer Services (0.3%):
930	Ambassadors Group, Inc.	26,338
2,180	Avis Budget Group, Inc.	44,603
1,870	Avon Products, Inc.	61,037
430	DeVry, Inc. (b)	11,275
2,320	Netflix, Inc. (b)	68,161
340	priceline.com, Inc. (b)	13,427
520	The Knot, Inc. (b)	14,336
1,160	Weight Watchers International, Inc.	56,770

		295,947

Diversified Manufacturing Operations (1.5%):
3,220	3M Co.	262,301
2,920	ABB, Ltd. ADR	47,538
270	Albany International Corp., Class A	8,424
180	AptarGroup, Inc.	11,027
900	Barnes Group, Inc.	18,855
180	Corning, Inc. (b)	3,881
270	Cummins, Inc.	32,378
2,300	Danaher Corp.	168,176
1,750	Eaton Corp.	134,890
780	EnPro Industries, Inc. (b)	27,206
8,030	General Electric Co.	283,298
250	Greif, Inc., Class A	24,788
1,040	ITT Corp.	56,108
360	Lennox International, Inc.	10,526
1,700	Leucadia National Corp.	46,903

Shares	Security Description	Value
150	Packaging Corp. of America	3,383
560	Parker Hannifin Corp.	46,749
1,700	SPX Corp.	103,887
1,460	Tyco International Ltd.	44,223
140	Watts Water Technologies, Inc.	5,828
220	Woodward Governor Co.	8,402

		1,348,771

Drugs Wholesale (0.1%):
5,230	AmerisourceBergen Corp.	240,528
3,330	Caremark Rx, Inc.	157,509

		398,037

Electronic Components/Instruments (1.5%):
1,210	Advanced Energy Industries, Inc. (b)	20,848
2,760	Amphenol Corp., Class A	188,039
1,880	AVX Corp.	29,215
150	Belden CDT, Inc.	5,972
260	Benchmark Electronics, Inc. (b)	6,315
180	CTS Corp.	2,750
1,110	DTS, Inc. (b)	27,639
3,580	Garmin, Ltd.	182,186
470	Itron, Inc. (b)	22,555
1,860	Jabil Circuit, Inc.	52,750
2,400	L-3 Communications Holdings, Inc.	197,400
90	Mettler-Toledo International, Inc. (b)	6,968
5,770	Microchip Technology, Inc.	196,815
840	Molecular Devices Corp. (b)	17,732
420	Novatel, Inc. (b)	17,317
1,990	Omnivision Technologies, Inc. (b)	32,417
120	Park Electrochemical Corp.	3,893
1,400	Plexus Corp. (b)	33,810
7,490	Thermo Fisher Scientific, Inc. (b)	328,286
230	Trimble Navigation Ltd. (b)	11,033

		1,383,941

Entertainment (0.4%):
140	Aztar Corp. (b)	7,550
230	Carnival Corp.	11,268
120	International Game Technology	5,254
640	Monarch Casino & Resort, Inc. (b)	15,078
2,070	Multimedia Games, Inc. (b)	19,375
860	Regal Entertainment Group, Class A	17,897
145	Shuffle Master, Inc. (b)	4,515
220	Speedway Motorsports, Inc.	8,338
5,120	The Walt Disney Co.	169,216
3,600	Time Warner, Inc.	72,504
310	Vail Resorts, Inc. (b)	13,646
1,170	World Wrestling Entertainment, Inc., Class A	18,650

		363,291

Financial Services (3.2%):
180	A.G. Edwards, Inc.	10,413
500	Advanta Corp., Class B	22,810
520	Affiliated Managers Group, Inc. (b)	53,097
140	AllianceBernstein Holding LP	10,709
3,500	Allied Capital Corp.	107,590
630	Ambac Financial Group, Inc.	53,953
9,210	AmeriCredit Corp. (b)	215,974
810	ASTA Funding, Inc.	26,665

Shares	Security Description	Value
310	Boston Private Financial Holdings, Inc.	8,417
4,440	Checkfree Corp. (b)	185,636
2,610	CIT Group, Inc.	135,746
1,130	Coinstar, Inc. (b)	36,883
200	CompuCredit Corp. (b)	7,532
1,120	Countrywide Financial Corp.	44,486
3,200	Doral Financial Corp.	12,960
5,040	Eaton Vance Corp.	160,776
420	eFunds Corp. (b)	10,773
900	Fannie Mae	51,327
910	First Cash Financial Services, Inc. (b)	18,591
620	Freddie Mac	41,639
350	GFI Group, Inc. (b)	19,796
170	International Securities Exchange Holdings, Inc.	9,041
2,240	Investment Technology Group, Inc. (b)	84,000
1,010	iStar Financial, Inc.	47,258
430	Janus Capital Group, Inc.	8,712
470	Knight Capital Group, Inc., Class A (b)	8,277
1,210	Legg Mason, Inc.	115,386
570	Lehman Brothers Holdings, Inc.	41,992
2,890	Merrill Lynch & Co.	252,672
4,340	Morgan Stanley	330,533
3,520	National Financial Partners Corp.	159,526
4,180	Nuveen Investments, Inc., Class A	207,412
40	NYSE Group, Inc. (b)	4,004
690	optionsXpress Holdings, Inc.	19,893
2,170	Raymond James Financial, Inc.	68,377
220	Royal Gold, Inc.	7,009
470	SEI Investments Co.	27,349
260	SWS Group, Inc.	8,416
2,930	T. Rowe Price Group, Inc.	126,957
870	The Bear Stearns Companies, Inc.	132,658
190	The First Marblehead Corp.	14,220
220	The Goldman Sachs Group, Inc.	42,856
2,440	UBS AG ADR	146,937
130	World Acceptance Corp. (b)	5,901

		3,105,159

Food - Wholesale/Distribution (0.3%):
6,960	Sysco Corp.	249,516

Food Products & Services (0.8%):
3,340	Archer-Daniels-Midland Co.	117,233
5,610	Coca Cola Enterprises, Inc.	114,725
310	Corn Products International, Inc.	11,259
340	Flowers Foods, Inc.	9,058
2,600	General Mills, Inc.	145,469
270	Hain Celestial Group, Inc. (b)	8,111
300	J & J Snack Foods, Inc.	11,484
1,240	Kraft Foods, Inc., Class A	43,462
200	Nash Finch Co.	5,290
710	Peet’s Coffee & Tea, Inc. (b)	18,070
1,750	Performance Food Group Co. (b)	47,355
270	Premium Standard Farms, Inc.	5,127
140	Ralcorp Holdings, Inc. (b)	7,091
420	Smithfield Foods, Inc. (b)	11,080
980	The Hershey Co.	51,911

Shares	Security Description	Value
1,700	Tyson Foods, Inc., Class A	27,013
720	United Natural Foods, Inc. (b)	25,517
150	Weis Markets, Inc.	6,063
1,030	Wm. Wrigley Jr. Co.	54,013

		719,331

Hazardous Waste Disposal (0.2%):
50	Clean Harbors, Inc. (b)	2,137
2,190	Stericycle, Inc. (b)	158,599

		160,736

Health Care (1.3%):
1,040	Aetna, Inc.	42,962
160	Amedisys, Inc. (b)	6,267
130	Arthrocare Corp. (b)	5,417
1,630	Candela Corp. (b)	21,516
190	Cerner Corp. (b)	9,133
40	Cigna Corp.	5,042
1,360	Community Health Systems, Inc. (b)	47,600
570	Computer Programs and Systems, Inc.	20,520
1,420	Coventry Health Care, Inc. (b)	68,345
1,520	Cross Country Healthcare, Inc. (b)	30,172
80	Express Scripts, Inc. (b)	5,456
410	Genesis HealthCare Corp. (b)	18,983
140	Health Net, Inc. (b)	6,460
190	Healthways, Inc. (b)	8,734
7,370	Humana, Inc. (b)	398,716
130	IDEXX Laboratories, Inc. (b)	11,005
560	Magellan Health Services, Inc. (b)	24,629
3,690	McKesson Corp.	182,285
570	MedCath Corp. (b)	14,752
550	Molina Healthcare, Inc. (b)	18,695
70	Odyssey Healthcare, Inc. (b)	867
220	Pediatrix Medical Group, Inc. (b)	10,593
2,280	PSS World Medical, Inc. (b)	47,743
250	Sierra Health Services, Inc. (b)	8,763
240	Sunrise Senior Living, Inc. (b)	7,656
30	United Surgical Partners International, Inc. (b)	764
120	WellCare Health Plans, Inc. (b)	7,748
2,150	Wellpoint, Inc. (b)	162,690
610	Zoll Medical Corp. (b)	31,635

		1,225,148

Home Builders (0.1%):
820	Affordable Residential Communities (b)	9,233
460	KB Home	23,777
880	Monaco Coach Corp.	11,361
130	Ryland Group, Inc.	6,858

		51,229

Hotels (0.3%):
1,180	Interstate Hotels & Resorts, Inc. (b)	9,192
970	Isle of Capris Casinos, Inc. (b)	26,791
730	Las Vegas Sands Corp. (b)	66,839
2,870	Starwood Hotels & Resorts Worldwide, Inc.	184,168

		286,990

Human Resources (0.2%):
400	Korn/Ferry International (b)	9,324

Shares	Security Description	Value
2,280	Manpower, Inc.	161,880

		171,204

Insurance (1.7%):
2,660	AFLAC, Inc.	117,412
3,930	American International Group, Inc.	276,358
1,090	Arch Capital Group Ltd. (b)	72,812
250	Assured Guaranty Ltd.	6,463
1,710	Brown & Brown, Inc.	49,590
1,850	Delphi Financial Group, Inc.	74,925
680	Endurance Specialty Holdings Ltd.	25,520
170	First American Corp.	6,564
180	Hilb, Rogal & Hobbs Co.	7,488
440	LandAmerica Financial Group, Inc.	26,888
1,740	MetLife, Inc.	102,190
260	National Interstate Corp.	6,570
540	Odyssey Re Holdings Corp.	19,046
320	Philadelphia Consolidated Holding Corp. (b)	14,256
210	ProAssurance Corp. (b)	10,758
3,890	Prudential Financial, Inc.	316,957
90	Safety Insurance Group, Inc	4,714
180	Selective Insurance Group, Inc.	9,994
1,150	StanCorp Financial Group, Inc.	52,222
190	Stewart Information Services Corp.	7,421
2,500	The Allstate Corp.	158,700
40	The Hartford Financial Services Group, Inc.	3,430
490	The Phoenix Cos., Inc.	7,914
1,030	The St. Paul Travelers Cos., Inc.	53,364
620	Triad Guaranty, Inc. (b)	33,356
3,550	W. R. Berkley Corp.	124,499
575	Zenith National Insurance Corp.	26,542

		1,615,953

Machinery & Equipment (0.8%):
310	AGCO Corp. (b)	9,681
120	Caterpillar, Inc.	7,444
1,120	Columbus McKinnon Corp. (b)	26,018
400	Deere & Co.	38,400
840	Gardner Denver, Inc. (b)	32,122
150	IDEX Corp.	7,193
1,150	Ingersoll-Rand Co., Ltd., Class A	44,862
2,530	Kennametal, Inc.	154,531
210	Lincoln Electric Holdings, Inc.	12,779
1,200	Roper Industries, Inc.	61,572
1,490	Terex Corp. (b)	83,470
160	The Manitowoc Co., Inc.	9,638
240	Timken Co.	7,138
750	Toro Co.	33,675
150	Tractor Supply Co. (b)	7,140
2,380	United Technologies Corp.	153,581
110	W.W. Grainger, Inc.	7,960
130	Watsco, Inc.	6,718

		703,921

Media (0.3%):
660	CBS Corp., Class A	19,622
3,550	Grupo Televisa S.A. ADR	93,294
6,530	News Corp., Class A	134,517

Shares	Security Description	Value
1,020	Radio One, Inc., Class D (b)	6,620
1,050	Sinclair Broadcast Group, Inc., Class A	10,448
2,280	Tom Online, Inc. ADR (b)	32,741
680	Univision Communications, Inc., Class A (b)	24,201

		321,443

Medical - Biotechnology (0.5%):
1,900	Albany Molecular Research, Inc. (b)	21,090
430	Applera Corp. - Applied Biosystems Group	15,669
1,670	Applera Corp. Celera Group (b)	23,965
900	Aspect Medical Systems, Inc. (b)	17,064
1,030	deCODE genetics, Inc. (b)	4,460
660	Enzo Biochem, Inc. (b)	10,098
2,920	Enzon Pharmaceuticals, Inc. (b)	24,324
1,270	Genentech, Inc. (b)	103,822
2,010	Incyte Corp. (b)	10,532
310	Integra LifeSciences Holdings Corp. (b)	12,837
260	Kendle International, Inc. (b)	9,108
910	Myriad Genetics, Inc. (b)	27,664
300	Pharmaceutical Product Development, Inc.	9,477
1,280	QIAGEN NV (b)	18,675
5,950	Savient Pharmaceuticals, Inc. (b)	69,436
650	SonoSite, Inc. (b)	20,768
90	STERIS Corp.	2,317
500	Techne Corp. (b)	26,885

		428,191

Medical Equipment & Supplies (1.8%):
620	Arrow International, Inc.	21,663
2,210	Bard (C.R.), Inc.	181,861
560	Datascope Corp.	18,973
240	Greatbatch, Inc. (b)	6,242
670	Haemonetics Corp. (b)	30,338
7,270	Henry Schein, Inc. (b)	374,623
220	Immucor, Inc. (b)	5,918
2,170	Invitrogen Corp. (b)	119,393
4,680	Johnson & Johnson	308,459
910	Luminex Corp. (b)	11,657
3,440	Medtronic, Inc.	179,327
410	Orthofix International NV (b)	17,831
170	Owens & Minor, Inc.	5,275
120	Patterson Cos., Inc. (b)	4,453
280	PolyMedica Corp.	11,080
170	ResMed, Inc. (b)	8,500
1,450	Respironics, Inc. (b)	52,287
4,150	Stryker Corp.	215,219
530	SurModics, Inc. (b)	17,903
250	Viasys Healthcare, Inc. (b)	7,053
820	Vital Images, Inc. (b)	26,461
140	Vital Signs, Inc.	7,727

		1,632,243

Medical Labs & Testing Services (0.1%):
1,760	Covance, Inc. (b)	105,371

Metals - Processing & Fabrication (0.6%):
90	Carpenter Technology Corp.	9,613

Shares	Security Description	Value
160	Century Aluminum Co. (b)	6,824
160	Cleveland Cliffs, Inc.	7,686
7,970	Commercial Metals Co.	231,530
740	Encore Wire Corp. (b)	18,248
1,080	General Cable Corp. (b)	45,900
800	Gibraltar Industries, Inc.	17,528
940	Metal Management, Inc.	34,451
770	Mueller Industries, Inc.	26,257
320	Newmont Mining Corp.	15,011
930	Olympic Steel, Inc.	24,124
262	Quanex Corp.	9,723
190	Reliance Steel & Aluminum Co.	7,313
190	Ryerson Tull, Inc.	4,229
290	Shaw Group, Inc. (b)	8,668
200	Southern Copper Corp.	10,942
1,360	Steel Dynamics, Inc.	44,227
1,030	Worthington Industries, Inc.	19,055

		541,329

Oil & Gas Exploration, Production and Services (1.9%):
120	Acergy SA ADR (b)	2,364
4,270	Apache Corp.	298,600
200	Atmos Energy Corp.	6,554
2,320	Baker Hughes, Inc.	170,358
2,720	Brigham Exploration Co. (b)	23,419
150	Cabot Oil & Gas Corp.	9,320
1,480	Callon Petroleum Co. (b)	23,872
1,080	Canadian Natural Resources, Ltd.	58,612
2,120	Cimarex Energy Co.	79,733
150	Drill-Quip, Inc. (b)	6,350
220	Frontier Oil Corp.	6,961
3,290	GlobalSantaFe Corp.	197,400
2,960	Grey Wolf, Inc. (b)	20,957
1,330	Halliburton Co.	44,874
300	Helix Energy Solutions Group, Inc. (b)	11,034
3,330	Hess Corp.	167,399
130	Holly Corp.	7,021
1,600	Horizon Offshore, Inc. (b)	26,560
100	Hydril Co. (b)	7,566
530	Lone Star Technologies, Inc. (b)	27,804
1,980	Newpark Resources, Inc. (b)	12,177
250	Oceaneering International, Inc. (b)	10,903
3,090	Parker Drilling Co. (b)	29,757
2,960	Petro-Canada	133,792
80	Petroleum Development Corp. (b)	3,378
1,160	Pride International, Inc. (b)	37,456
1,830	Royal Dutch Shell PLC ADR	129,985
740	Southwest Gas Corp.	27,780
230	St. Mary Land & Exploration Co.	9,218
460	Stone Energy Corp. (b)	17,949
370	Swift Energy Co. (b)	18,911
760	Tesoro Corp.	53,542
350	TETRA Technologies, Inc. (b)	9,044
870	Toreador Resources Corp. (b)	21,324
720	Trico Marine Services, Inc. (b)	26,172
180	Unit Corp. (b)	9,185
70	W&T Offshore, Inc.	2,426
640	World Fuel Services Corp.	31,040

		1,780,797

Shares	Security Description	Value
Oil - Integrated Companies (0.9%):
270	BP Prudhoe Bay Royalty Trust	20,582
410	Chevron Corp.	29,651
5,940	ConocoPhillips	399,763
2,940	Exxon Mobil Corp.	225,821
760	Marathon Oil Corp.	71,729
400	Occidental Petroleum Corp.	20,136
290	SEACOR Holdings, Inc. (b)	27,309

		794,991

Paper Products (0.2%):
720	Buckeye Technologies, Inc. (b)	8,453
2,900	International Paper Co.	95,990
630	Kimberly-Clark Corp.	41,876
140	Potlatch Corp.	5,837
290	Temple-Inland, Inc.	11,339

		163,495

Pharmaceuticals (1.6%):
890	Abbott Laboratories	41,527
550	Alkermes, Inc. (b)	8,349
1,260	Alpharma, Inc., Class A	27,594
4,420	Amgen, Inc. (b)	313,819
640	AtheroGenics, Inc. (b)	7,898
1,420	Axcan Pharma, Inc. (b)	21,087
1,720	Bristol-Myers Squibb Co.	42,708
2,120	Cardinal Health, Inc.	136,994
1,220	Charles River Laboratories International, Inc. (b)	50,935
1,410	Genzyme Corp. (b)	90,804
1,130	Isis Pharmaceuticals, Inc. (b)	11,537
4,970	King Pharmaceuticals, Inc. (b)	82,154
1,830	Ligand Pharmaceuticals, Inc., Class B (b)	19,618
2,320	Medco Health Solutions, Inc. (b)	116,487
280	Medicis Pharmaceutical Corp., Class A	10,326
1,050	MedImmune, Inc. (b)	34,325
1,790	Merck & Co., Inc.	79,673
2,360	Nabi Biopharmaceuticals (b)	16,662
770	Nastech Pharmaceutical Co., Inc. (b)	14,353
350	NBTY, Inc. (b)	12,723
1,120	Noven Pharmaceuticals, Inc. (b)	26,555
820	PAREXEL International Corp. (b)	22,771
370	Perrigo Co.	6,198
410	PRA International (b)	11,874
840	Progenics Pharmaceuticals, Inc. (b)	22,999
910	Salix Pharmaceuticals, Ltd. (b)	12,786
1,130	Santarus, Inc. (b)	8,486
5,480	Schering-Plough Corp.	120,615
1,000	Sciele Pharma, Inc. (b)	22,610
410	United Therapeutics Corp. (b)	23,870
450	West Pharmaceutical Services, Inc.	22,095
840	Wyeth	40,555

		1,480,987

Printing & Publishing (0.1%):
590	Bowne & Co., Inc.	9,334
180	Consolidated Graphics, Inc. (b)	10,530
260	Gannett Co., Inc.	15,475
400	Global Imaging Systems, Inc. (b)	8,524
411	Idearc, Inc. (b)	11,319

Shares	Security Description	Value
240	John H. Harland Co.	10,291
1,310	R.R. Donnelley & Sons Co.	46,204
470	Scholastic Corp. (b)	15,660

		127,337

Raw Materials (0.1%):
180	AMCOL International Corp.	4,997
2,470	Anglo American PLC ADR	57,773
470	Goldcorp, Inc.	14,650
870	IAMGOLD Corp.	8,335

		85,755

REITS (1.3%):
770	Acadia Realty Trust	20,005
50	Alexander’s, Inc. (b)	20,300
5,230	American Home Mortgage Investment Corp.	184,984
640	Arbor Realty Trust, Inc.	18,074
710	Ashford Hospitality Trust	9,315
600	AvalonBay Communities, Inc.	79,848
620	Capital Lease Funding, Inc.	7,459
4,820	CapitalSource, Inc.	131,200
570	Centracore Properties Trust	18,308
70	Cousins Properties, Inc.	2,543
1,110	Crystal River Capital, Inc.	25,497
2,210	Deerfield Triarc Capital Corp.	34,211
1,180	Equity Inns, Inc.	19,210
140	Equity Lifestyle Properties, Inc.	7,276
50	Essex Property Trust, Inc.	6,602
2,980	Fieldstone Investment Corp.	16,748
640	Gramercy Capital Corp.	17,926
2,410	Impac Mortgage Holdings, Inc.	23,642
1,140	Innkeepers USA Trust	18,240
2,620	JER Investors Trust, Inc.	51,850
510	Kite Realty Group Trust	9,659
1,010	KKR Financial Corp.	27,028
1,370	LTC Properties, Inc.	37,839
1,830	Luminent Mortgage Capital, Inc.	18,886
140	Maguire Properties, Inc.	5,999
3,480	Medical Properties Trust, Inc.	51,678
2,850	MFA Mortgage Investments, Inc.	22,173
1,960	New Century Financial Corp.	70,678
920	RAIT Investment Trust	30,664
3,130	Rayonier, Inc.	130,521
380	Redwood Trust, Inc.	21,740
920	Strategic Hotels & Resorts, Inc.	20,010
270	Sun Communities, Inc.	9,053
240	Tanger Factory Outlet Centers, Inc.	9,461

		1,178,627

Restaurants (0.5%):
640	Bob Evans Farms, Inc.	21,741
240	CBRL Group, Inc.	10,294
200	CEC Entertainment, Inc. (b)	7,962
1,490	CKE Restaurants, Inc.	27,476
1,410	Darden Restaurants, Inc.	56,611
250	Domino’s Pizza, Inc.	6,865
610	Jack In the Box, Inc. (b)	37,509
600	Landry’s Seafood Restaurants, Inc. (b)	16,950
240	Lone Star Steakhouse & Saloon, Inc.	6,610

Shares	Security Description	Value
2,520	McDonald’s Corp.	105,763
870	Papa John’s International, Inc. (b)	26,970
770	Ruth’s Chris Steak House, Inc. (b)	14,592
1,260	Sonic Corp. (b)	29,585
1,940	The Cheesecake Factory, Inc. (b)	53,738

		422,666

Retail (3.5%):
1,040	Aeropostale, Inc. (b)	31,450
3,960	Amazon.com, Inc. (b)	159,746
930	Asbury Automotive Group, Inc.	21,892
2,160	AutoNation, Inc. (b)	44,518
730	AutoZone, Inc. (b)	82,935
3,220	Bed Bath & Beyond, Inc. (b)	124,775
2,840	Best Buy Co., Inc.	156,115
400	Big Lots, Inc. (b)	8,924
380	Casey’s General Stores, Inc.	9,458
1,070	Charming Shoppes, Inc. (b)	14,477
180	Children’s Place Retail Stores, Inc. (b)	11,614
300	Christopher & Banks Corp.	5,637
910	Conn’s, Inc. (b)	19,438
820	Costco Wholesale Corp.	42,853
5,560	CVS Corp.	159,961
3,710	Dollar General Corp.	57,653
1,660	Dollar Tree Stores, Inc. (b)	49,817
960	DSW, Inc., Class A (b)	36,768
150	GameStop Corp., Class A (b)	8,408
570	Group 1 Automotive, Inc.	29,064
1,140	Guitar Center, Inc. (b)	50,069
720	Gymboree Corp. (b)	28,656
1,160	Haverty Furniture Cos., Inc.	16,170
230	Hibbet Sporting Goods, Inc. (b)	7,250
4,420	Home Depot, Inc.	167,827
90	Insight Enterprises, Inc. (b)	1,809
2,380	J.C. Penney Co., Inc.	184,069
2,540	Kohl’s Corp. (b)	176,784
60	Longs Drug Stores Corp.	2,465
9,180	Lowe’s Cos., Inc.	276,868
1,200	Nordstrom, Inc.	58,824
6,150	O’Reilly Automotive, Inc. (b)	194,771
1,820	OfficeMax, Inc.	85,667
850	Payless Shoesource, Inc. (b)	26,512
1,830	PetSmart, Inc.	54,131
230	Regis Corp.	8,811
960	Rent-A-Center, Inc. (b)	26,246
210	Sonic Automotive, Inc.	5,993
7,880	Staples, Inc.	200,704
490	Target Corp.	28,464
110	The Buckle, Inc.	5,169
1,590	The Gap, Inc.	29,765
4,910	The Kroger Co.	105,369
175	The Men’s Wearhouse, Inc.	6,703
410	The Pantry, Inc. (b)	20,098
6,520	The TJX Cos., Inc.	178,778
260	Tween Brands, Inc. (b)	10,899
4,080	Wal-Mart Stores, Inc.	188,088
3,630	Walgreen Co.	146,979

		3,369,441

Shares	Security Description	Value
Semiconductors (1.7%):
530	Actel Corp. (b)	9,890
3,720	Advanced Micro Devices, Inc. (b)	80,240
8,160	Altera Corp. (b)	162,302
2,870	AMIS Holdings, Inc. (b)	30,996
1,480	Amkor Technology, Inc. (b)	15,126
1,170	Applied Industrial Technologies, Inc.	33,298
2,480	Applied Materials, Inc.	44,590
2,940	ASE Test, Ltd. (b)	31,576
210	ATMI, Inc. (b)	6,827
170	Coherent, Inc. (b)	5,493
1,260	Cohu, Inc.	24,910
630	Cymer, Inc. (b)	29,768
380	DSP Group, Inc. (b)	8,204
900	Genesis Microchip, Inc. (b)	9,000
3,020	Ikanos Communications (b)	27,210
12,710	Intel Corp.	271,359
80	International Rectifier Corp. (b)	3,200
890	KLA-Tencor Corp.	45,986
860	Lam Research Corp. (b)	45,236
3,410	Linear Technology Corp.	109,597
8,830	LSI Logic Corp. (b)	94,128
3,130	MEMC Electronic Materials, Inc. (b)	124,574
2,970	Micrel, Inc. (b)	34,304
470	Microsemi Corp. (b)	9,706
410	MKS Instruments, Inc. (b)	8,532
2,040	Photon Dynamics, Inc. (b)	22,664
380	Photronics, Inc. (b)	5,993
830	SanDisk Corp. (b)	36,852
280	Semitool, Inc. (b)	3,844
300	Standard Microsystems Corp. (b)	9,561
510	Supertex, Inc. (b)	23,929
5,580	Texas Instruments, Inc.	164,889
620	Ultratech Stepper, Inc. (b)	8,079
325	Varian Semiconductor Equipment Associates, Inc. (b)	12,912

		1,554,775

Technology (0.1%):
610	American Reprographics Co. (b)	19,069
390	Cogent, Inc. (b)	4,419
180	Dionex Corp. (b)	10,352
210	Micros Systems, Inc. (b)	10,693
140	Varian, Inc. (b)	6,171

		50,704

Telecommunications (1.2%):
1,080	ADTRAN, Inc.	23,533
600	Alaska Communications Systems Holdings, Inc.	9,054
510	ALLTEL Corp.	28,937
2,800	AT&T, Inc.	94,948
3,330	Avaya, Inc. (b)	42,557
1,200	BellSouth Corp.	53,508
1,700	C-COR, Inc. (b)	17,000
140	Citizens Communications Co.	1,984
620	CommScope, Inc. (b)	18,705
1,960	Dobson Communications Corp., Class A (b)	16,954
50	FairPoint Communications, Inc.	924

Shares	Security Description	Value
280	Golden Telecom, Inc.	11,365
640	InterDigital Communications Corp. (b)	20,448
330	J2 Global Communications, Inc. (b)	9,217
3,780	Motorola, Inc.	83,803
5,120	Nokia Oyj ADR	103,526
1,620	Oplink Communications, Inc. (b)	32,319
1,840	Sprint Nextel Corp.	35,898
1,290	Symmetricom, Inc. (b)	11,313
2,410	Telephone and Data Systems, Inc.	124,501
4,140	Time Warner Telecom, Inc., Class A (b)	75,514
930	USA Mobility, Inc.	22,636
7,830	Verizon Communications, Inc.	273,580
390	ViaSat, Inc. (b)	10,386

		1,122,611

Tobacco & Tobacco Products (0.3%):
2,730	Altria Group, Inc.	229,894
420	Loews Corp. - Carolina Group	26,195

		256,089

Transportation & Shipping (0.9%):
200	Arkansas Best Corp.	7,580
560	Atlas Air Worldwide Holdings, Inc. (b)	23,722
120	Bristow Group, Inc. (b)	4,268
710	Burlington Northern Santa Fe Corp.	53,364
560	EGL, Inc. (b)	17,886
2,500	FedEx Corp.	288,575
320	Florida East Coast Industries, Inc.	19,158
100	Forward Air Corp.	3,330
150	Freightcar America, Inc.	8,265
930	Genesee & Wyoming, Inc., Class A (b)	24,980
540	Heartland Express, Inc.	8,332
240	Kansas City Southern (b)	6,492
60	Kirby Corp. (b)	2,162
435	Knight Transportation, Inc.	7,665
240	Landstar System, Inc.	10,810
3,030	Norfolk Southern Corp.	149,228
3,560	OMI Corp.	83,162
360	SkyWest, Inc.	9,086
140	Southwest Airlines Co.	2,199
220	Thor Industries, Inc.	9,957
340	Union Pacific Corp.	30,777
370	United Parcel Service, Inc., Class B	28,830
150	Werner Enterprises, Inc.	2,798
160	YRC Worldwide, Inc. (b)	6,200

		808,826

Utilities (0.3%):
900	Constellation Energy Group	61,749
12,450	Dynegy, Inc., Class A (b)	84,536
560	Foundation Coal Holdings, Inc.	20,782
440	South Jersey Industries, Inc.	14,674
1,800	WPS Resources Corp.	94,121

		275,862

Utilities - Electric (0.9%):
590	Allegheny Energy, Inc. (b)	26,172
2,010	American Electric Power Co., Inc.	83,435
7,020	CenterPoint Energy, Inc.	114,777
250	Cleco Corp.	6,408

Shares	Security Description	Value
4,530	Edison International	208,288
310	EI Paso Electric Co. (b)	7,700
1,610	Entergy Corp.	147,025
760	Huaneng Power International, Inc. ADR	25,057
430	ITC Holdings Corp.	16,878
210	PNM Resources, Inc.	6,447
750	Portland General Electric Co.	20,843
2,040	TECO Energy, Inc.	34,660
330	The Empire District Electric Co.	7,933
140	TXU Corp.	8,035
520	UIL Holdings Corp.	22,344
170	UniSource Energy Corp.	6,244
150	Westar Energy, Inc.	3,989
4,430	Xcel Energy, Inc.	101,713

		847,948

Utilities - Natural Gas (0.4%):
250	Energen Corp.	11,340
190	New Jersey Resources Corp.	9,833
140	Nicor, Inc.	6,937
5,450	NiSource, Inc.	134,397
3,800	ONEOK, Inc.	164,311
130	Peoples Energy Corp.	5,641
220	Piedmont Natural Gas Co., Inc.	6,131
240	Southern Union Co.	6,727
220	Southwestern Energy Co. (b)	9,269
210	The Laclede Group, Inc.	7,682
290	UGI Corp.	8,172
790	WGL Holdings, Inc.	26,110

		396,550

Waste Disposal (0.1%):
300	Republic Services, Inc.	12,444
980	Waste Management, Inc.	35,878

		48,322

Total Common Stocks (Cost $38,978,523)		43,720,509

Asset Backed Securities (1.1%):
122,353	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (c) (d)	116,235
142,157	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (c) (d)	142,157
97,104	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (c) (d)	100,026
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (c) (d)	247,685
236,801	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (c) (d)	242,468
165,753	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (c) (d)	166,556

Total Asset Backed Securities (Cost $951,203)		1,015,127

Shares	Security Description	Value
Mortgage Backed Securities (7.6%):
136,899	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	136,494
368,402	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	362,167
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	29,777
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	47,805
93,569	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	92,052
64,519	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	63,312
69,169	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	71,158
124,241	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	123,135
87,593	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	87,081
204,931	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	202,093
34,956	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	34,463
115,780	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	113,807
185,692	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	183,379
104,111	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	103,942
117,875	Credit Suisse Mortgage Capital Certificate, Series 2006-2, Class 3A1, 6.50%, 3/25/36	120,027
48,029	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	47,769
18,168	Fannie Mae, 5.00%, 3/1/18, Pool #681351	18,043
12,260	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	12,228
119,199	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	119,509
65,942	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	65,555
55,601	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	55,183
159,677	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	153,514
43,889	Fannie Mae, 6.00%, 5/1/35, Pool #357778	44,375

Shares	Security Description	Value
246,386	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	241,409
319,595	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	305,319
13,141	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	13,428
33,559	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	33,309
23,979	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	23,801
34,944	Freddie Mac, Series 2793, Class HD, 3.50%, 12/15/18	34,682
154,292	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	147,853
128,928	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	127,321
370,474	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	389,746
400,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	385,400
32,973	Freddie Mac, 5.52%, 6/1/28, Pool #605508	33,566
148,865	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	146,335
163,679	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	165,299
79,611	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	80,916
64,910	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	64,983
15,588	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	15,560
73,944	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	74,672
29,203	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	29,152
20,448	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	21,172
13,930	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	14,154
2,293	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	2,434
66,936	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	69,269
120,289	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	118,776
262,120	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	264,741
56,641	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	56,057
169,916	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	168,110

Shares	Security Description	Value
418,938	Mastr Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	420,378
161,789	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	160,518
27,824	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	28,346
99,631	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	97,193
80,569	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	79,839
92,175	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	92,261
42,639	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	41,273
159,016	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	155,833
523,997	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	520,148
145,436	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	143,437

Total Mortgage Backed Securities (Cost $7,084,414)		7,053,558

Corporate Bonds (3.3%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	533,422

Banking (0.2%):
20,000	Bank of America Corp., 5.25%, 2/1/07	19,993
150,000	Keycorp, 2.75%, 2/27/07	148,917

		168,910

Brokerage Services (0.4%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	197,805
125,000	Goldman Sachs Group, Inc., 6.125%, 2/15/33	131,430

		329,235

Financial - Leasing Company (0.6%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	598,653

Financial Services (0.8%):
110,000	Household Finance Corp., 6.70%, 9/15/09	112,950
100,000	Household Finance Corp., 7.40%, 8/15/22	100,474
250,000	Preferred Term Securities XIII, 3.86%**, 3/24/34, Callable 3/24/09 @ 100*	246,875

Shares	Security Description	Value
300,000	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (c) (d)	298,500

		758,799

Retail Stores (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	279,084

Telecommunications (0.4%):
250,000	AT&T, Inc., 6.25%, 3/15/11	260,404
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	102,242

		362,646

Total Corporate Bonds (Cost $2,987,607)		3,030,749

Taxable Municipal Bonds (0.4%):
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	357,781

Total Taxable Municipal Bonds (Cost $350,000)		357,781

U.S. Government Agencies (14.0%):
Fannie Mae (3.8%):
200,000	3.25%**, 1/28/08, Continuously Callable @ 100	197,581
100,000	3.00%, 6/19/08, Continuously Callable @ 100	97,296
500,000	4.375%**, 8/18/08	496,325
50,000	3.50%**, 12/3/08, Continuously Callable @ 100	49,325
150,000	4.00%**, 1/14/10, Continuously Callable @ 100	147,891
112,000	4.75%**, 10/20/10, Callable 1/22/07 @ 100*	111,110
500,000	4.00%, 11/10/11, Callable 2/10/07 @ 100*	493,690
500,000	4.16%, 6/11/13, Continuously Callable @ 100	479,056
50,000	4.00%**, 8/23/13, Continuously Callable @ 100	49,350
250,000	5.00%**, 4/11/14, Callable 12/24/06 @ 100*	245,625
250,000	5.00%**, 11/28/14, Callable 2/28/07 @ 100*	247,868
87,000	4.00%**, 12/16/14, Continuously Callable @ 100	85,218
100,000	4.00%**, 12/22/14, Continuously Callable @ 100	99,148
25,000	4.25%**, 4/13/15, Callable 4/13/07 @ 100*	24,787
110,000	4.25%**, 7/14/15, Continuously Callable @ 100	107,750
145,000	4.00%**, 2/29/16, Continuously Callable @ 100	143,141
60,000	4.25%**, 9/16/16, Continuously Callable @ 100	59,081
380,000	5.25%**, 8/1/18, Callable 2/1/07 @ 100*	375,460

		3,509,702

Shares	Security Description	Value
Federal Farm Credit Bank (1.2%):
150,000	3.24%, 3/4/08, Continuously Callable @ 100	146,954
1,000,000	4.48%, 6/10/13, Continuously Callable @ 100	969,641

		1,116,595

Federal Home Loan Bank (6.3%):
50,000	2.65%, 7/30/07, Continuously Callable @100	49,193
300,000	3.95%**, 9/24/07	297,256
200,000	3.00%, 12/19/07, Callable 12/19/06 @ 100*	195,929
125,000	3.40%, 1/22/08, Continuously Callable @100	122,757
35,000	3.375%, 2/4/08, Continuously Callable @100	34,346
25,000	3.00%, 6/18/08, Continuously Callable @100	24,339
100,000	4.00%**, 7/23/08, Callable 1/23/07 @ 100*	99,151
475,000	3.75%, 8/15/08	466,943
100,000	3.50%**, 12/30/08, Continuously Callable @100	98,540
60,000	4.10%, 12/30/08, Continuously Callable @ 100	59,062
170,000	4.00%, 4/20/09, Continuously Callable @100	166,777
100,000	4.50%**, 7/30/09, Callable 1/30/07 @ 100*	99,184
175,000	3.50%**, 9/30/09, Callable 3/30/07 @ 100*	171,588
250,000	3.50%**, 12/29/09, Callable 12/29/06 @ 100*	249,650
175,000	4.45%, 2/23/10, Callable 2/23/07 @ 100*	172,372
500,000	4.50%**, 8/17/10, Callable 2/17/07 @ 100*	496,735
400,000	4.00%, 12/9/11, Callable 12/9/06 @ 100*	397,219
370,000	5.25%, 11/21/12, Continuously Callable @100	366,958
50,000	5.05%, 3/12/13, Continuously Callable @ 100	49,350
410,000	4.00%**, 6/19/13, Callable 12/19/06 @ 100*	400,300
200,000	4.00%**, 6/26/13, Callable 12/26/06 @ 100*	195,187
250,000	5.20%, 9/20/13, Continuously Callable @ 100	245,856
166,667	4.75%**, 4/30/14, Callable 1/30/07 @ 100*	164,953
300,000	4.00%, 11/18/14, Callable 2/18/07 @100*	294,288
250,000	4.00%**, 3/30/16, Callable 12/30/06 @ 100*	243,718

Shares	Security Description	Value
200,000	5.00%**, 5/21/18, Callable 2/21/07 @ 100*	197,423
200,000	4.50%**, 6/5/18, Callable 3/5/07 @ 100*	193,743
350,000	5.00%**, 7/16/18, Callable 1/16/07 @100*	345,676

		5,898,493

Freddie Mac (2.7%):
250,000	3.63%**, 5/30/08, Continuously Callable @ 100	246,948
50,000	3.60%, 8/13/08, Callable 2/13/07 @ 100*	49,023
85,000	3.75%**, 2/15/09, Continuously Callable @ 100	83,788
144,000	4.00%**, 11/15/09, Continuously Callable @ 100	142,088
250,000	4.50%**, 11/18/09, Continuously Callable @ 100	248,554
100,000	4.50%**, 3/29/10, Continuously Callable @ 100	99,358
32,000	4.50%**, 11/5/10, Continuously Callable @ 100	31,710
99,000	4.75%**, 11/10/10, Continuously Callable @ 100	98,308
200,000	4.63%**, 12/15/10, Continuously Callable @ 100	198,087
50,000	4.00%**, 4/8/13, Continuously Callable @ 100	48,998
175,000	4.00%**, 12/15/13, Continuously Callable @ 100	173,351
129,000	4.13%**, 12/15/13, Continuously Callable @ 100	127,987
300,000	4.00%**, 1/15/14, Continuously Callable @ 100	295,156
105,000	4.00%**, 3/15/15, Callable 3/15/07 @ 100*	103,397
25,000	5.00%**, 12/15/17, Continuously Callable @ 100	24,816
156,000	4.00%**, 5/15/18, Continuously Callable @ 100	150,074
100,000	4.00%**, 6/25/18, Continuously Callable @ 100	96,240
100,000	4.125%**, 8/1/18, Callable 2/1/07 @ 100*	98,540
95,000	4.50%, 12/24/18, Continuously Callable @ 100	94,242
25,000	4.00%**, 4/12/19, Callable 4/12/07 @ 100*	24,477
15,000	5.00%**, 7/29/19, Continuously Callable @ 100	14,766
20,000	4.50%**, 10/15/22, Callable 10/15/07 @ 100*	19,227

		2,469,135

Total U.S. Government Agencies (Cost $12,997,937)		12,993,925

Shares	Security Description	Value
U.S. Treasury Bonds (2.3%):
850,000	5.50%, 8/15/28	947,485
1,100,000	5.375%, 2/15/31	1,219,453

Total U.S. Treasury Bonds (Cost $2,022,705)		2,166,938

U.S. Treasury Notes (8.8%):
1,000,000	3.125%, 9/15/08	974,375
250,000	4.125%, 8/15/10	247,168
750,000	4.875%, 4/30/11	762,715
1,000,000	3.875%, 2/15/13	970,469
625,000	4.25%, 8/15/13	618,384
500,000	4.00%, 2/15/14	486,231
650,000	4.25%, 8/15/14	641,545
1,000,000	4.25%, 11/15/14	986,641
1,250,000	4.50%, 11/15/15	1,253,710
1,250,000	4.50%, 2/15/16	1,253,515

Total U.S. Treasury Notes (Cost $8,166,081)		8,194,753

Investment Companies (11.2%):
89,520	iShares MSCI EAFE Index Fund	6,485,724
35,330	iShares MSCI Emerging Markets Index	3,879,234

Total Investment Companies (Cost $6,734,109)		10,364,958

Investments in Affiliates (4.1%):
3,780,746	American Performance Institutional Cash Management Fund	3,780,746

Total Investments in Affiliates (Cost $3,780,746)		3,780,746

Total Investments (Cost $84,053,325) (a) – 99.8%		92,679,044
Other Assets in excess of liabilities – 0.2%		205,212

Net Assets – 100.0%		92,884,256

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.	$9,322,158
Unrealized depreciation.	(696,439)

Net unrealized appreciation.	$8,625,719

(b)	Represents non-income producing securities.
(c)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	$112,412	$0.95	0.13%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/9/2003	140,380	1.00	0.15%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/9/2003	90,307	1.03	0.11%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	202,500	0.99	0.27%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	235,913	1.02	0.26%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	160,780	1.00	0.18%
Preferred Term Principal Protection Note Series XXIII	9/22/06	298,323	1.00	0.32%

(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
*	Represents next call date. Additional subsequent call dates and amounts also apply for the security.

ADR	- American Depositary Receipt
AMBAC	- American Municipal Bond Assurance Corporation
PLC	– Public Limited Company

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments	November 30, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.6%):
Apparel Manufacturers (6.7%):
7,045	Cintas Corp.	$297,299
7,605	Coach, Inc. (b)	328,612
3,005	NIKE, Inc., Class B	297,345

		923,256

Banking (4.4%):
4,120	Bank of America Corp.	221,862
3,875	Citigroup, Inc.	192,161
6,335	Synovus Financial Corp.	190,177

		604,200

Beverages (2.8%):
7,475	Constellation Brands, Inc. (b)	209,151
2,920	PepsiCo, Inc.	180,952

		390,103

Broadcasting/Cable (2.4%):
8,175	Comcast Corp., Class A Special (b)	330,761

Business Equipment & Services (3.0%):
8,425	First Data Corp.	212,731
3,870	Fiserv, Inc. (b)	197,796

		410,527

Chemicals (4.3%):
3,540	Ecolab, Inc.	156,999
3,690	Praxair, Inc.	230,256
2,790	Sigma-Aldrich Corp.	212,347

		599,602

Commercial Services (1.1%):
1,870	Jacobs Engineering Group, Inc. (b)	156,837

Computer Software & Services (4.4%):
6,970	Microsoft Corp.	204,430
15,070	Yahoo!, Inc. (b)	406,739

		611,169

Computers & Peripherals (2.0%):
10,090	Cisco Systems, Inc. (b)	271,219

Diversified Manufacturing Operations (3.1%):
2,300	3M Co.	187,358
3,285	Danaher Corp.	240,199

		427,557

Drugs Wholesale (1.6%):
4,765	Caremark Rx, Inc.	225,385

Electronic Components/Instruments (7.1%):
3,365	Amphenol Corp., Class A	229,257
3,430	L-3 Communications Holdings, Inc.	282,118
6,170	Microchip Technology, Inc.	210,459

Shares	Security Description	Value
5,860	Thermo Fisher Scientific, Inc. (b)	256,844

		978,678

Financial Services (8.9%):
4,575	Checkfree Corp. (b)	191,281
7,210	Eaton Vance Corp.	229,999
1,720	Legg Mason, Inc.	164,019
2,800	Merrill Lynch & Co.	244,803
4,550	Nuveen Investments, Inc., Class A	225,771
4,170	T. Rowe Price Group, Inc.	180,686

		1,236,559

Food - Wholesale/Distribution (2.6%):
9,950	Sysco Corp.	356,708

Hazardous Waste Disposal (1.6%):
3,135	Stericycle, Inc. (b)	227,037

Health Care (2.8%):
2,945	Humana, Inc. (b)	159,325
3,085	Wellpoint, Inc. (b)	233,441

		392,766

Insurance (4.7%):
3,805	AFLAC, Inc.	167,953
2,715	American International Group, Inc.	190,919
3,490	Prudential Financial, Inc.	284,365

		643,237

Machinery & Equipment (1.6%):
3,395	United Technologies Corp.	219,079

Medical Equipment & Supplies (6.9%):
2,660	Bard (C.R.), Inc.	218,891
4,190	Henry Schein, Inc. (b)	215,911
3,185	Johnson & Johnson	209,923
5,930	Stryker Corp.	307,530

		952,255

Medical Labs & Testing Services (1.1%):
2,505	Covance, Inc. (b)	149,974

Oil & Gas Exploration, Production and Services (3.5%):
3,375	Apache Corp.	236,014
3,325	Baker Hughes, Inc.	244,155

		480,169

Oil - Integrated Companies (1.7%):
3,075	Exxon Mobil Corp.	236,191

Pharmaceuticals (2.5%):
3,140	Amgen, Inc. (b)	222,940
2,010	Genzyme Corp. (b)	129,444

		352,384

Retail (12.5%):
4,620	Bed Bath & Beyond, Inc. (b)	179,025
4,060	Best Buy Co., Inc.	223,178
6,740	CVS Corp.	193,910
3,635	Kohl’s Corp. (b)	252,995
5,710	Lowe’s Cos., Inc.	172,214
6,595	O’Reilly Automotive, Inc. (b)	208,864
11,280	Staples, Inc.	287,301
5,190	Walgreen Co.	210,143

		1,727,630

Shares	Security Description	Value
Semiconductors (3.1%):
9,710	Altera Corp. (b)	193,132
7,975	Texas Instruments, Inc.	235,661

		428,793

Transportation & Shipping (3.2%):
1,965	FedEx Corp.	226,819
4,330	Norfolk Southern Corp.	213,253

		440,072

Total Common Stocks (Cost $11,223,192)		13,772,148

Investments in Affiliates (0.3%):
40,005	American Performance Institutional Cash Management Fund	40,005

Total Investments in Affiliates (Cost $40,005)		40,005

Total Investments (Cost $11,263,197) (a) - 99.9%		13,812,153
Other assests of liabilities - 0.1%		10,030

NET ASSETS - 100.0%		$13,822,183

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,647,996
Unrealized depreciation	(99,040)

Net unrealized appreciation	$2,548,956

(b)	Represents non-income producing securities.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments	November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks (92.5%):
Advertising (0.2%):
810	Vertrue, Inc. (b)	$31,031

Aerospace/Defense (1.5%):
1,350	AAR Corp. (b)	35,897
640	Armor Holdings, Inc. (b)	36,192
1,010	Curtiss-Wright Corp.	35,906
500	Esterline Technologies Corp. (b)	19,470
1,590	FEI Co. (b)	38,653
1,060	Moog, Inc. (b)	38,774
600	Teledyne Technologies, Inc. (b)	24,120

		229,012

Airlines (0.2%):
710	Alaska Air Group, Inc. (b)	29,202

Apparel / Footwear (1.5%):
935	Brown Shoe Co., Inc.	44,357
730	Deckers Outdoor Corp. (b)	40,734
710	Genesco, Inc. (b)	27,207
1,258	K-Swiss, Inc., Class A	41,778
1,408	Quiksilver, Inc. (b)	20,486
505	Steven Madden, Ltd.	18,569
1,660	Stride Rite Corp.	25,946

		219,077

Automotive Parts (1.2%):
850	A.O. Smith Corp.	30,422
1,510	Aftermarket Technology Corp. (b)	29,324
1,206	CLARCOR, Inc.	39,810
1,300	Navistar International Corp. (b)	41,587
708	Oshkosh Truck Corp.	33,991

		175,134

Banking (8.2%):
1,460	BancorpSouth, Inc.	38,033
2,310	Bank of the Ozarks, Inc.	75,653
920	Central Pacific Financial Corp.	34,472
1,150	Chemical Financial Corp.	37,559
1,208	Chittenden Corp.	36,337
1,300	Citizens Banking Corp.	34,892
1,040	City Bank	55,619
2,790	Columbia Banking System, Inc.	93,827
550	Downey Financial Corp.	40,040
926	East West Bancorp, Inc.	32,975
870	First Midwest Bancorp, Inc.	32,408
1,800	First Niagara Financial Group, Inc.	25,866
650	FirstFed Financial Corp. (b)	42,263
1,460	FirstMerit Corp.	34,602
740	Hancock Holding Co.	39,753
1,140	International Bancshares Corp.	35,237

Shares	Security Description	Value
2,550	Intervest Bancshares Corp. (b)	88,944
1,660	Irwin Financial Corp.	36,570
4,580	Nara Bancorp, Inc.	92,882
1,130	NewAlliance Bancshares, Inc.	18,476
3,490	Placer Sierra Bancshares	81,457
1,120	Prosperity Bancshares, Inc.	37,979
1,650	Sterling Bancshares, Inc.	30,393
760	SVB Financial Group (b)	36,085
1,070	Trustmark Corp.	34,903
1,346	Umpqua Holdings Corp.	40,407
1,530	Washington Federal, Inc.	35,557
1,780	Wilshire Bancorp, Inc.	34,016

		1,257,205

Broadcasting/Cable (0.2%):
2,240	Cox Radio, Inc. (b)	35,616

Building Materials (1.6%):
1,830	ABM Industries, Inc.	38,009
2,110	Builders FirstSource, Inc. (b)	35,110
1,182	Building Materials Holding Corp.	29,124
520	Eagle Materials, Inc.	22,360
845	Florida Rock Industries, Inc.	38,059
590	Genlyte Group, Inc. (b)	50,067
177	Griffon Corp. (b)	4,220
640	Universal Forest Products, Inc.	29,850

		246,799

Business Equipment & Services (3.0%):
1,060	Administaff, Inc.	44,605
1,700	Convergys Corp. (b)	41,004
1,380	FTI Consulting, Inc. (b)	37,094
920	Global Payments, Inc.	42,136
1,060	Heidrick & Struggles International, Inc (b)	44,350
1,290	Kenexa Corp. (b)	39,797
2,190	Labor Ready, Inc. (b)	41,435
1,910	LECG Corp. (b)	34,934
655	United Stationers, Inc. (b)	30,379
1,270	VeriFone Holdings, Inc. (b)	42,875
1,180	Watson Wyatt & Co. Holdings	54,752

		453,361

Chemicals (1.5%):
1,060	A. Schulman, Inc.	24,157
1,710	Fuller (H. B.) Co.	44,580
580	Lubrizol Corp.	27,457
3,060	Pioneer Companies, Inc. (b)	82,651
1,460	Terra Nitrogen Co., L.P.	45,245
300	Tronox, Inc., Class B	4,461

		228,551

Commercial Services (0.4%):
1,500	Advance America Cash Advance Centers, Inc.	21,240
4,930	Source Interlink Cos., Inc. (b)	43,976

		65,216

Computer Software & Services (6.0%):
2,341	Activision, Inc. (b)	39,914
800	ANSYS, Inc. (b)	37,560
1,037	Brady Corp.	39,800

Shares	Security Description	Value
630	CACI International, Inc., Class A (b)	37,699
4,830	Cogent Communications Group, Inc. (b)	76,556
634	Cognex Corp.	15,501
3,190	Epicor Software Corp. (b)	42,427
900	FactSet Research Systems, Inc.	47,592
1,217	Hyperion Solutions Corp. (b)	44,737
1,890	i2 Technologies, Inc. (b)	36,515
9,460	Jupitermedia Corp. (b)	60,449
1,020	Mantech International Corp. (b)	37,006
340	MicroStrategy, Inc. (b)	40,280
5,770	Neoware Systems, Inc. (b)	64,451
1,330	Progress Software Corp. (b)	36,056
5,540	Smith Micro Software, Inc. (b)	88,640
1,380	SPSS, Inc. (b)	38,930
1,360	Sybase, Inc. (b)	32,558
1,615	THQ, Inc. (b)	52,568
890	WebEx Communications, Inc. (b)	31,951

		901,190

Computers & Peripherals (2.3%):
650	Anixter International, Inc. (b)	38,103
870	Black Box Corp.	37,253
1,650	Hutchinson Technology, Inc. (b)	39,320
1,020	Komag, Inc. (b)	40,270
1,766	Paxar Corp. (b)	37,704
5,440	Systemax, Inc. (b)	73,495
1,960	Western Digital Corp. (b)	40,219
1,790	Xyratex, Ltd. (b)	39,505

		345,869

Construction (0.9%):
596	EMCOR Group, Inc. (b)	35,563
40	NVR, Inc. (b)	23,800
1,530	Sterling Construction Co., Inc. (b)	36,797
860	URS Corp. (b)	37,977

		134,137

Consumer Products (2.1%):
1,080	Delta & Pine Land Co.	43,794
2,680	Elizabeth Arden, Inc. (b)	49,312
1,930	JAKKS Pacific, Inc. (b)	42,171
6,530	Leapfrog Enterprises, Inc. (b)	58,638
910	Pool Corp.	37,283
1,210	RC2 Corp. (b)	51,873
380	Snap-on, Inc.	18,050
790	Stanley Furniture Co., Inc.	17,404

		318,525

Consumer Services (0.7%):
1,500	Netflix, Inc. (b)	44,070
1,390	priceline.com, Inc. (b)	54,891

		98,961

Diversified Manufacturing Operations (1.2%):
1,070	Albany International Corp., Class A	33,384
722	AptarGroup, Inc.	44,229
1,440	Lennox International, Inc.	42,106
568	Watts Water Technologies, Inc.	23,646
890	Woodward Governor Co.	33,989

		177,354

Shares	Security Description	Value
Electronic Components/Instruments (1.5%):
620	Belden CDT, Inc.	24,682
1,031	Benchmark Electronics, Inc. (b)	25,043
740	CTS Corp.	11,307
370	Mettler-Toledo International, Inc. (b)	28,645
2,430	Omnivision Technologies, Inc. (b)	39,585
475	Park Electrochemical Corp.	15,409
1,860	Plexus Corp. (b)	44,919
910	Trimble Navigation Ltd. (b)	43,653

		233,243

Entertainment (1.0%):
560	Aztar Corp. (b)	30,201
2,530	Monarch Casino & Resort, Inc. (b)	59,606
1,750	Regal Entertainment Group, Class A	36,418
604	Shuffle Master, Inc. (b)	18,809

		145,034

Financial Services (3.6%):
720	A.G. Edwards, Inc.	41,652
560	AllianceBernstein Holding LP	42,834
1,160	ASTA Funding, Inc.	38,187
1,220	Boston Private Financial Holdings, Inc.	33,123
1,239	Coinstar, Inc. (b)	40,441
780	CompuCredit Corp. (b)	29,375
1,730	eFunds Corp. (b)	44,375
680	International Securities Exchange Holdings, Inc.	36,162
865	Investment Technology Group, Inc. (b)	32,438
520	iStar Financial, Inc.	24,331
1,690	Janus Capital Group, Inc.	34,239
1,890	Knight Capital Group, Inc., Class A (b)	33,283
890	Royal Gold, Inc.	28,355
760	The First Marblehead Corp.	56,878
520	World Acceptance Corp. (b)	23,603

		539,276

Food Products & Services (1.6%):
1,250	Corn Products International, Inc.	45,400
1,358	Flowers Foods, Inc.	36,177
1,100	Hain Celestial Group, Inc. (b)	33,044
1,230	J & J Snack Foods, Inc.	47,084
1,070	Premium Standard Farms, Inc.	20,319
570	Ralcorp Holdings, Inc. (b)	28,871
820	United Natural Foods, Inc. (b)	29,061

		239,956

Hazardous Waste Disposal (0.1%):
190	Clean Harbors, Inc. (b)	8,119

Health Care (3.0%):
650	Amedisys, Inc. (b)	25,461
520	Arthrocare Corp. (b)	21,668
6,500	Candela Corp. (b)	85,799
756	Cerner Corp. (b)	36,341
1,990	Cross Country Healthcare, Inc. (b)	39,502
550	Health Net, Inc. (b)	25,377
770	Healthways, Inc. (b)	35,397
486	IDEXX Laboratories, Inc. (b)	41,140
862	Pediatrix Medical Group, Inc. (b)	41,505
980	Sierra Health Services, Inc. (b)	34,349
970	Sunrise Senior Living, Inc. (b)	30,943

Shares	Security Description	Value
108	United Surgical Partners	2,749
	International, Inc. (b)
470	WellCare Health Plans, Inc. (b)	30,348

		450,579

Home Builders (0.7%):
3,250	Affordable Residential Communities (b)	36,595
3,660	Monaco Coach Corp.	47,250
490	Ryland Group, Inc.	25,848

		109,693

Human Resources (0.3%):
1,640	Korn/Ferry International (b)	38,228

Insurance (3.0%):
980	Assured Guaranty Ltd.	25,333
1,044	Delphi Financial Group, Inc.	42,282
660	First American Corp.	25,483
690	Hilb, Rogal & Hobbs Co.	28,704
612	LandAmerica Financial Group, Inc.	37,399
1,040	National Interstate Corp.	26,281
1,330	Philadelphia Consolidated Holding Corp. (b)	59,251
830	ProAssurance Corp. (b)	42,521
370	Safety Insurance Group, Inc	19,381
708	Selective Insurance Group, Inc.	39,308
770	Stewart Information Services Corp.	30,076
1,980	The Phoenix Cos., Inc.	31,977
540	Triad Guaranty, Inc. (b)	29,052
386	Zenith National Insurance Corp.	17,818

		454,866

Machinery & Equipment (2.2%):
1,260	AGCO Corp. (b)	39,350
1,000	Gardner Denver, Inc. (b)	38,240
589	IDEX Corp.	28,243
560	Roper Industries, Inc.	28,734
640	The Manitowoc Co., Inc.	38,554
922	Timken Co.	27,420
917	Toro Co.	41,172
590	Tractor Supply Co. (b)	28,084
450	W.W. Grainger, Inc.	32,562
535	Watsco, Inc.	27,649

		330,008

Media (0.7%):
4,120	Radio One, Inc., Class D (b)	26,739
4,260	Sinclair Broadcast Group, Inc., Class A	42,387
2,680	Tom Online, Inc. ADR (b)	38,485

		107,611

Medical - Biotechnology (3.3%):
7,360	Albany Molecular Research, Inc. (b)	81,696
3,530	Aspect Medical Systems, Inc. (b)	66,929
3,980	deCODE genetics, Inc. (b)	17,233
2,765	Enzo Biochem, Inc. (b)	42,305
8,060	Incyte Corp. (b)	42,234
1,000	Kendle International, Inc. (b)	35,030
1,202	Pharmaceutical Product Development, Inc.	37,971
10,450	Savient Pharmaceuticals, Inc. (b)	121,952
380	STERIS Corp.	9,781
660	Techne Corp. (b)	35,488

		490,619

Shares	Security Description	Value
Medical Equipment & Supplies (2.0%):
960	Greatbatch, Inc. (b)	24,970
489	Haemonetics Corp. (b)	22,142
870	Immucor, Inc. (b)	23,403
3,460	Luminex Corp. (b)	44,323
690	Owens & Minor, Inc.	21,411
1,130	PolyMedica Corp.	44,713
688	ResMed, Inc. (b)	34,400
928	Respironics, Inc. (b)	33,464
970	Viasys Healthcare, Inc. (b)	27,364
560	Vital Signs, Inc.	30,906

		307,096

Metals - Processing & Fabrication (2.6%):
370	Carpenter Technology Corp.	39,520
615	Century Aluminum Co. (b)	26,230
618	Cleveland Cliffs, Inc.	29,689
1,170	Commercial Metals Co.	33,989
820	Encore Wire Corp. (b)	20,221
1,260	Metal Management, Inc.	46,178
810	Mueller Industries, Inc.	27,621
1,052	Quanex Corp.	39,040
740	Reliance Steel & Aluminum Co.	28,483
730	Ryerson Tull, Inc.	16,250
1,130	Shaw Group, Inc. (b)	33,776
1,516	Steel Dynamics, Inc.	49,299

		390,296

Oil & Gas Exploration, Production and Services (4.3%):
780	Atmos Energy Corp.	25,561
580	Cabot Oil & Gas Corp.	36,035
940	Cimarex Energy Co.	35,353
590	Drill-Quip, Inc. (b)	24,975
838	Frontier Oil Corp.	26,514
1,158	Helix Energy Solutions Group, Inc. (b)	42,591
520	Holly Corp.	28,085
420	Hydril Co. (b)	31,777
740	Lone Star Technologies, Inc. (b)	38,820
1,010	Oceaneering International, Inc. (b)	44,047
310	Petroleum Development Corp. (b)	13,091
670	Southwest Gas Corp.	25,152
876	St. Mary Land & Exploration Co.	35,110
860	Swift Energy Co. (b)	43,955
1,370	TETRA Technologies, Inc. (b)	35,401
3,470	Toreador Resources Corp. (b)	85,051
712	Unit Corp. (b)	36,333
240	W&T Offshore, Inc.	8,318
550	World Fuel Services Corp.	26,675

		642,844

Paper Products (0.4%):
2,970	Buckeye Technologies, Inc. (b)	34,868
560	Potlatch Corp.	23,346

		58,214

Pharmaceuticals (3.3%):
1,550	Alpharma, Inc., Class A	33,945
2,540	AtheroGenics, Inc. (b)	31,344
5,560	Isis Pharmaceuticals, Inc. (b)	56,768

Shares	Security Description	Value
1,150	Medicis Pharmaceutical Corp., Class A	42,412
9,360	Nabi Biopharmaceuticals (b)	66,081
3,140	Nastech Pharmaceutical Co., Inc. (b)	58,529
1,410	NBTY, Inc. (b)	51,254
1,000	PAREXEL International Corp. (b)	27,770
1,600	PRA International (b)	46,336
3,670	Salix Pharmaceuticals, Ltd. (b)	51,564
4,430	Santarus, Inc. (b)	33,269

		499,272

Printing & Publishing (1.3%):
2,380	Bowne & Co., Inc.	37,652
710	Consolidated Graphics, Inc. (b)	41,535
1,590	Global Imaging Systems, Inc. (b)	33,883
940	John H. Harland Co.	40,307
1,120	Scholastic Corp. (b)	37,318

		190,695

Raw Materials (0.1%):
730	AMCOL International Corp.	20,265

REITS (6.1%):
1,150	American Home Mortgage Investment Corp.	40,676
2,840	Ashford Hospitality Trust	37,261
2,490	Capital Lease Funding, Inc.	29,955
320	Cousins Properties, Inc.	11,626
3,070	Deerfield Triarc Capital Corp.	47,524
530	Equity Lifestyle Properties, Inc.	27,544
180	Essex Property Trust, Inc.	23,767
11,560	Fieldstone Investment Corp.	64,967
9,590	Impac Mortgage Holdings, Inc.	94,077
4,940	JER Investors Trust, Inc.	97,762
2,010	Kite Realty Group Trust	38,069
880	KKR Financial Corp.	23,549
2,240	LTC Properties, Inc.	61,869
530	Maguire Properties, Inc.	22,711
6,600	Medical Properties Trust, Inc.	98,009
11,230	MFA Mortgage Investments, Inc.	87,369
1,081	RAIT Investment Trust	36,030
1,090	Sun Communities, Inc.	36,548
930	Tanger Factory Outlet Centers, Inc.	36,661

		915,974

Restaurants (1.7%):
990	CBRL Group, Inc.	42,461
800	CEC Entertainment, Inc. (b)	31,848
1,580	CKE Restaurants, Inc.	29,135
1,000	Domino’s Pizza, Inc.	27,460
910	Jack In the Box, Inc. (b)	55,956
960	Lone Star Steakhouse & Saloon, Inc.	26,438
1,050	Papa John’s International, Inc. (b)	32,550
410	Sonic Corp. (b)	9,627

		255,475

Retail (3.5%):
810	Aeropostale, Inc. (b)	24,494
1,600	Big Lots, Inc. (b)	35,696
1,530	Casey’s General Stores, Inc.	38,082
709	Children’s Place Retail Stores, Inc. (b)	45,745
1,160	Christopher & Banks Corp.	21,796

Shares	Security Description	Value
700	DSW, Inc., Class A (b)	26,810
608	GameStop Corp., Class A (b)	34,078
680	Group 1 Automotive, Inc.	34,673
1,140	Gymboree Corp. (b)	45,372
940	Hibbet Sporting Goods, Inc. (b)	29,629
222	Longs Drug Stores, Corp.	9,122
1,070	Payless Shoesource, Inc. (b)	33,373
930	Regis Corp.	35,628
870	Sonic Automotive, Inc.	24,830
450	The Buckle, Inc.	21,146
689	The Men’s Wearhouse, Inc.	26,389
1,050	Tween Brands, Inc. (b)	44,016

		530,879

Semiconductors (5.0%):
2,110	Actel Corp. (b)	39,373
3,710	AMIS Holdings, Inc. (b)	40,068
6,130	Amkor Technology, Inc. (b)	62,649
1,415	Applied Industrial Technologies, Inc.	40,271
3,840	ASE Test, Ltd. (b)	41,242
840	ATMI, Inc. (b)	27,308
700	Coherent, Inc. (b)	22,617
800	Cymer, Inc. (b)	37,800
1,490	DSP Group, Inc. (b)	32,169
3,720	Genesis Microchip, Inc. (b)	37,200
3,790	Micrel, Inc. (b)	43,775
1,950	Microsemi Corp. (b)	40,268
1,610	MKS Instruments, Inc. (b)	33,504
8,060	Photon Dynamics, Inc. (b)	89,546
1,590	Photronics, Inc. (b)	25,074
1,140	Semitool, Inc. (b)	15,652
1,190	Standard Microsystems Corp. (b)	37,925
2,480	Ultratech Stepper, Inc. (b)	32,314
1,315	Varian Semiconductor Equipment Associates, Inc. (b)	52,245

		751,000

Technology (0.7%):
720	Dionex Corp. (b)	41,407
840	Micros Systems, Inc. (b)	42,773
570	Varian, Inc. (b)	25,126

		109,306

Telecommunications (2.8%):
2,390	Alaska Communications Systems Holdings, Inc.	36,065
5,740	Audiovox Corp. (b)	79,498
4,230	C-COR, Inc. (b)	42,300
1,110	Golden Telecom, Inc.	45,055
1,330	J2 Global Communications, Inc. (b)	37,147
1,290	Oplink Communications, Inc. (b)	25,736
5,280	Symmetricom, Inc. (b)	46,306
2,910	USA Mobility, Inc.	70,829
1,550	ViaSat, Inc. (b)	41,277

		424,213

Transportation & Shipping (2.2%):
790	Arkansas Best Corp.	29,941
445	Bristow Group, Inc. (b)	15,829
900	EGL, Inc. (b)	28,746
406	Forward Air Corp.	13,520

Shares	Security Description	Value
270	Freightcar America, Inc.	14,877
2,136	Heartland Express, Inc.	32,958
230	Kirby Corp. (b)	8,289
1,715	Knight Transportation, Inc.	30,218
930	Landstar System, Inc.	41,887
550	OMI Corp.	12,848
1,460	SkyWest, Inc.	36,850
850	Thor Industries, Inc.	38,471
570	Werner Enterprises, Inc.	10,631
634	YRC Worldwide, Inc. (b)	24,568

		339,633

Utilities - Electric (1.0%):
1,010	Cleco Corp.	25,886
1,270	El Paso Electric Co. (b)	31,547
820	PNM Resources, Inc.	25,174
1,330	The Empire District Electric Co.	31,974
680	UniSource Energy Corp.	24,976
590	Westar Energy, Inc.	15,688

		155,245

Utilities - Natural Gas (1.8%):
998	Energen Corp.	45,268
742	New Jersey Resources Corp.	38,399
540	Nicor, Inc.	26,757
530	Peoples Energy Corp.	22,997
860	Piedmont Natural Gas Co., Inc.	23,968
990	Southern Union Co.	27,750
872	Southwestern Energy Co. (b)	36,737
1,170	UGI Corp.	32,971
720	WGL Holdings, Inc.	23,796

		278,643

Total Common Stocks (Cost $10,556,706)		13,962,522

Investment Companies (4.6%):
8,900	iShares Russell 2000 Index Fund	693,844

Total Investment Companies (Cost $699,629)		693,844

Investments in Affiliates (2.9%):
438,920	American Performance Institutional Cash Management Fund	438,920

Total Investments in Affiliates (Cost $438,920)		438,920

Total Investments (Cost $11,695,255) (a) - 100.0%		15,095,286
Other assets in excess of liabilities - 0.0%		437

NET ASSETS - 100.0%		$15,095,723

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,476,884
Unrealized depreciation	(76,853)

Net unrealized appreciation	$3,400,031

(b)	Represents non-income producing securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date January 29, 2007

By (Signature and Title)*	/s/ Jennifer J. Hankins
Jennifer J. Hankins, President

Date January 29, 2007

*	Print the name and title of each signing officer under his or her signature.